UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

   INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  DECEMBER 31, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS TOTAL RETURN FUND
December 31, 2005

--------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount     Security                                                                Value
--------------------------------------------------------------------------------------------------
                     COMMON STOCKS--64.7%
                     Consumer Discretionary--11.0%
          30,800     Applebee's International, Inc.                                       $695,772
          64,800     Blockbuster, Inc. - Class "A"                                         243,000
           7,688   * CCE Spinco, Inc.                                                      100,706
          52,500     Claire's Stores, Inc.                                               1,534,050
          61,500     Clear Channel Communications, Inc.                                  1,934,175
          75,700   * Cost Plus, Inc.                                                     1,298,255
          70,700     Dollar General Corporation                                          1,348,249
           1,500   * DSW, Inc. - Class "A"                                                  39,330
          39,300   * Eddie Bauer Holdings, Inc.                                            589,500
          15,500     Genuine Parts Company                                                 680,760
          33,300   * Helen of Troy, Ltd.                                                   536,463
          42,900     Home Depot, Inc.                                                    1,736,592
          16,900     J.C. Penney Company, Inc. (Holding Co.)                               939,640
          45,100     Kenneth Cole Productions, Inc. - Class "A"                          1,150,050
         116,300     Leggett & Platt, Inc.                                               2,670,248
          50,400   * Lincoln Educational Services Corporation                              718,704
          65,600     McDonald's Corporation                                              2,212,032
          53,800     Movado Group, Inc.                                                    984,540
          39,100     Newell Rubbermaid, Inc.                                               929,798
          79,500     Orient-Express Hotels, Ltd.                                         2,505,840
          25,900     Polo Ralph Lauren Corporation - Class "A"                           1,454,026
         116,600   * Prestige Brands Holdings, Inc.                                      1,457,500
         102,400   * Quiksilver, Inc.                                                    1,417,216
          69,200     RadioShack Corporation                                              1,455,276
          15,400     Ross Stores, Inc.                                                     445,060
          56,800     Russell Corporation                                                   764,528
          22,400     Sherwin-Williams Company                                            1,017,408
          36,900   * Steiner Leisure Ltd.                                                1,312,164
          37,500   * Timberland Company - Class "A"                                      1,220,625
          69,000   * Tommy Hilfiger Corporation                                          1,120,560
          54,300     Viacom, Inc. - Class "B"                                            1,770,180
--------------------------------------------------------------------------------------------------
                                                                                        36,282,247
--------------------------------------------------------------------------------------------------
                     Consumer Staples--4.5%
          40,300     Altria Group, Inc.                                                  3,011,216
          59,300     Avon Products, Inc.                                                 1,693,015
          15,300     Coca-Cola Company                                                     616,743
          30,400     Estee Lauder Companies, Inc. - Class "A"                            1,017,792
          23,100   * Herbalife, Ltd.                                                       751,212
          14,800     Kimberly-Clark Corporation                                            882,820
          88,800     Nu Skin Enterprises, Inc. - Class "A"                               1,561,104
          15,300     PepsiCo, Inc.                                                         903,924
          23,100     Procter & Gamble Company                                            1,337,028
          27,335     Tootsie Roll Industries, Inc.                                         790,802
          27,500     Wal-Mart Stores, Inc.                                               1,287,000
          27,700     WD-40 Company                                                         727,402
--------------------------------------------------------------------------------------------------
                                                                                        14,580,058
--------------------------------------------------------------------------------------------------
                     Energy--5.2%
          12,200     Anadarko Petroleum Corporation                                      1,155,950
          30,700     Chesapeake Energy Corporation                                         974,111
          27,700     ConocoPhillips                                                      1,611,586
          35,700     ExxonMobil Corporation                                              2,005,269
           5,093     Marathon Oil Corporation                                              310,520
          24,600     Noble Corporation                                                   1,735,284
           5,000   * Petroleum Helicopters, Inc. - Non Voting Shares                       156,151
          35,000     Sasol, Ltd. (ADR)                                                   1,247,400
          46,500     Suncor Energy, Inc.                                                 2,935,545
          18,300   * Swift Energy Company                                                  824,781
          37,300   * Transocean, Inc.                                                    2,599,437
          36,866     XTO Energy, Inc.                                                    1,619,892
--------------------------------------------------------------------------------------------------
                                                                                        17,175,926
--------------------------------------------------------------------------------------------------
                     Financials--11.5%
          15,400     American Express Company                                              792,484
          27,600     American International Group, Inc.                                  1,883,148
           3,080     Ameriprise Financial, Inc.                                            126,280
          60,706     Bank of America Corporation                                         2,801,582
          46,400     Citigroup, Inc.                                                     2,251,792
          61,500     Colonial BancGroup, Inc.                                            1,464,930
          30,500     Comerica, Inc.                                                      1,731,180
          18,500     Endurance Specialty Holdings, Ltd.                                    663,225
          15,400     Fannie Mae                                                            751,674
          40,000     Independence Community Bank Corporation                             1,589,200
          47,700     JPMorgan Chase & Company                                            1,893,213
          11,500     Lehman Brothers Holdings, Inc.                                      1,473,955
          32,600     Merrill Lynch & Company, Inc.                                       2,207,998
          49,400     Montpelier Re Holdings, Ltd.                                          933,660
          27,700     Morgan Stanley                                                      1,571,698
          27,700     National City Corporation                                             929,889
          69,900     New York Community Bancorp, Inc.                                    1,154,748
          76,900     NewAlliance Bancshares, Inc.                                        1,118,126
          69,032     North Fork Bancorporation, Inc.                                     1,888,716
          23,000     Plum Creek Timber Company, Inc. (REIT)                                829,150
          29,400     South Financial Group, Inc.                                           809,676
          61,500     Sovereign Bancorp, Inc.                                             1,329,630
          46,100     U.S. Bancorp                                                        1,377,929
          26,945     U.S.B. Holding Company, Inc.                                          583,629
          30,900     Wachovia Corporation                                                1,633,374
          33,800     Washington Mutual, Inc.                                             1,470,300
          21,500     Wells Fargo & Company                                               1,350,845
          18,000     Westcorp, Inc.                                                      1,198,980
--------------------------------------------------------------------------------------------------
                                                                                        37,811,011
--------------------------------------------------------------------------------------------------
                     Health Care--7.9%
          49,400     Abbott Laboratories                                                 1,947,842
          13,900     Aetna, Inc.                                                         1,310,909
          14,400   * Amgen, Inc.                                                         1,135,584
          31,000   * Andrx Corporation                                                     510,570
          61,500   * Boston Scientific Corporation                                       1,506,135
          27,500   * Charles River Laboratories International, Inc.                      1,165,175
           6,200   * Genentech, Inc.                                                       573,500
          35,700     Johnson & Johnson                                                   2,145,570
          15,300   * Laboratory Corporation of America Holdings                            823,905
          15,400     Medtronic, Inc.                                                       886,578
          24,700     Merck & Company, Inc.                                                 785,707
         110,980     Pfizer, Inc.                                                        2,588,054
          26,100     Sanofi-Aventis (ADR)                                                1,145,790
          12,400     Stryker Corporation                                                   550,932
          67,600   * Thermo Electron Corporation                                         2,036,788
          23,000   * Triad Hospitals, Inc.                                                 902,290
          17,050     UnitedHealth Group, Inc.                                            1,059,487
          23,200   * Waters Corporation                                                    876,960
          24,500   * WellPoint, Inc.                                                     1,954,855
          43,300     Wyeth                                                               1,994,831
--------------------------------------------------------------------------------------------------
                                                                                        25,901,462
--------------------------------------------------------------------------------------------------
                     Industrials--9.1%
          35,300     3M Company                                                          2,735,750
          15,500     Alexander & Baldwin, Inc.                                             840,720
          28,300   * BE Aerospace, Inc.                                                    622,600
          52,300     Briggs & Stratton Corporation                                       2,028,717
          22,100     Burlington Northern Santa Fe Corporation                            1,565,122
         116,300     Cendant Corporation                                                 2,006,175
          61,600     Chicago Bridge & Iron Company NV - NY Shares                        1,552,936
          11,100     Eaton Corporation                                                     744,699
          47,800   * Gardner Denver, Inc.                                                2,356,540
          15,300     Harsco Corporation                                                  1,032,903
          59,500     Honeywell International, Inc.                                       2,216,375
          11,700     Illinois Tool Works, Inc.                                           1,029,483
          61,300     Knoll, Inc.                                                         1,048,843
          18,300     Lockheed Martin Corporation                                         1,164,429
          20,500     Masco Corporation                                                     618,895
          76,500   * Navigant Consulting, Inc.                                           1,681,470
          30,700   * NCI, Inc. - Class "A"                                                 421,511
          27,600     Northrop Grumman Corporation                                        1,659,036
          22,700   * Pike Electric Corporation                                             368,194
          61,300   * Pinnacle Airlines Corporation                                         408,871
          18,500     Pitney Bowes, Inc.                                                    781,625
          27,300   * TAL International Group , Inc.                                        563,745
          44,900     United Technologies Corporation                                     2,510,359
--------------------------------------------------------------------------------------------------
                                                                                        29,958,998
--------------------------------------------------------------------------------------------------
                     Information Technology--11.2%
          33,900     Amphenol Corporation - Class "A"                                    1,500,414
          74,600   * Cisco Systems, Inc.                                                 1,277,152
          50,800   * Electronics for Imaging, Inc.                                       1,351,788
         107,600   * EMC Corporation                                                     1,465,512
          85,700   * Entrust, Inc.                                                         414,788
          37,076     First Data Corporation                                              1,594,639
          72,300     Hewlett-Packard Company                                             2,069,949
          53,800     Intel Corporation                                                   1,342,848
          33,800     International Business Machines Corporation                         2,778,360
          15,500   * International Rectifier Corporation                                   494,450
          18,000   * Lam Research Corporation                                              642,240
          61,700   * Lexar Media, Inc.                                                     506,557
         107,600     Microsoft Corporation                                               2,813,740
          82,700     Motorola, Inc.                                                      1,868,193
         116,500     Nokia Corporation - Class "A" (ADR)                                 2,131,950
          43,900   * OmniVision Technologies, Inc.                                         876,244
          35,800   * Openwave Systems, Inc.                                                625,426
          40,300   * Palm, Inc.                                                          1,281,540
          83,000   * Paxar Corporation                                                   1,629,290
           5,200   * Polycom, Inc.                                                          79,560
          41,500     QUALCOMM, Inc.                                                      1,787,820
          14,000   * SanDisk Corporation                                                   879,480
          19,800     StarTek, Inc.                                                         356,400
          93,000   * Symantec Corporation                                                1,627,500
          59,834     Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                    592,955
          29,200   * Tech Data Corporation                                               1,158,656
          15,600   * Varian Semiconductor Equipment Associates, Inc.                       685,308
          91,300   * VeriSign, Inc.                                                      2,001,296
          31,000     Xilinx, Inc.                                                          781,510
--------------------------------------------------------------------------------------------------
                                                                                        36,615,565
--------------------------------------------------------------------------------------------------
                     Materials--2.9%
          21,400     Ashland, Inc.                                                       1,239,060
          24,500     Dow Chemical Company                                                1,073,590
          18,900     Freeport-McMoRan Copper & Gold, Inc. - Class "B"                    1,016,820
          37,500     Lubrizol Corporation                                                1,628,625
          31,300     MeadWestvaco Corporation                                              877,339
          13,800     PPG Industries, Inc.                                                  799,020
          18,500     Praxair, Inc.                                                         979,760
          61,500     RPM International, Inc.                                             1,068,255
          18,600     Temple-Inland, Inc.                                                   834,210
--------------------------------------------------------------------------------------------------
                                                                                         9,516,679
--------------------------------------------------------------------------------------------------
                     Other--.3%
          23,000     Nasdaq - 100 Index Tracking Stock                                     929,660
--------------------------------------------------------------------------------------------------
                     Telecommunication Services--.5%
          42,800     AT&T, Inc.                                                          1,048,172
          23,000     Verizon Communications, Inc.                                          692,760
--------------------------------------------------------------------------------------------------
                                                                                         1,740,932
--------------------------------------------------------------------------------------------------
                     Utilities--.6%
          35,300     Atmos Energy Corporation                                              923,448
          23,000     Consolidated Edison, Inc.                                           1,065,590
--------------------------------------------------------------------------------------------------
                                                                                         1,989,038
--------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $176,379,817)                                       212,501,576
--------------------------------------------------------------------------------------------------
                     CORPORATE BONDS--15.2%
                     Aerospace/Defense--.2%
            $500M    Precision Castparts Corp., 5.6%, 2013                                 506,896
--------------------------------------------------------------------------------------------------
                     Automotive--.2%
                     DaimlerChrysler NA Holdings Corp.:
             350M        8%, 2010                                                          383,133
             350M        6.5%, 2013                                                        367,030
--------------------------------------------------------------------------------------------------
                                                                                           750,163
--------------------------------------------------------------------------------------------------
                     Chemicals--.2%
             698M    Rohm & Haas Co., 7.4%, 2009                                           753,596
--------------------------------------------------------------------------------------------------
                     Consumer Non-Durables--.3%
             900M    Clorox Co., 6.125%, 2011                                              940,973
--------------------------------------------------------------------------------------------------
                     Financial--1.4%
             750M    CIT Group, Inc., 7.75%, 2012                                          851,666
                     Ford Motor Credit Co.:
             500M        6.5%, 2007                                                        483,855
             500M        7.75%, 2007                                                       482,824
             250M        6.625%, 2008                                                      226,887
             750M    Household Finance Corp., 6.5%, 2008                                   781,088
           1,000M    HSBC Finance Corp., 5%, 2015                                          974,226
             885M    SLM Corp., 5%, 2015                                                   871,780
--------------------------------------------------------------------------------------------------
                                                                                         4,672,326
--------------------------------------------------------------------------------------------------
                     Financial Services--2.1%
             638M    Bank United Corp., 8%, 2009                                           698,338
           1,000M    Lincoln National Corp., 6.5%, 2008                                  1,033,574
             765M    Marshall & Ilsley Bank, 5.2%, 2017                                    741,156
             500M    Merrill Lynch & Co., 4.79%, 2010                                      494,879
             853M    National City Bank of Kentucky, 6.3%, 2011                            904,029
           1,000M    Nationsbank Corp., 7.8%, 2016                                       1,201,840
           1,000M    State Street Bank & Trust Co., 5.3%, 2016                           1,013,233
             737M    Washington Mutual, Inc., 8.25%, 2010                                  821,362
--------------------------------------------------------------------------------------------------
                                                                                         6,908,411
--------------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--1.0%
                     Bottling Group, LLC:
             950M        Series "B", 4.625%, 2012                                          938,004
             200M        Series "B", 5%, 2013                                              200,357
           1,000M    Campbell Soup Co., 4.875%, 2013                                       979,580
           1,000M    Coca-Cola Co., 5.75%, 2011                                          1,039,742
             250M    Wm. Wrigley Jr. Co., 4.65%, 2015                                      243,890
--------------------------------------------------------------------------------------------------
                                                                                         3,401,573
--------------------------------------------------------------------------------------------------
                     Food/Drug--.8%
             600M    Delhaize America, Inc., 8.125%, 2011                                  657,040
           1,000M    Kroger Co., 7.8%, 2007                                              1,039,327
             996M    Safeway, Inc., 7%, 2007                                             1,025,227
--------------------------------------------------------------------------------------------------
                                                                                         2,721,594
--------------------------------------------------------------------------------------------------
                     Forest Products/Containers--.6%
           1,100M    International Paper Co., 6.75%, 2011                                1,171,537
             700M    Weyerhaeuser Co., 6.75%, 2012                                         743,912
--------------------------------------------------------------------------------------------------
                                                                                         1,915,449
--------------------------------------------------------------------------------------------------
                     Gaming/Leisure--.2%
             750M    MGM Mirage, Inc., 8.5%, 2010                                          816,563
--------------------------------------------------------------------------------------------------
                     Health Care--.6%
           1,000M    HCA, Inc., 5.25%, 2008                                                991,824
             800M    Wyeth, 6.95%, 2011                                                    863,954
--------------------------------------------------------------------------------------------------
                                                                                         1,855,778
--------------------------------------------------------------------------------------------------
                     Manufacturing--1.1%
           1,000M    Dover Corp., 4.875%, 2015                                             983,898
           1,000M    Ingersoll-Rand Co., 4.75%, 2015                                       973,781
             700M    Newell Rubbermaid, Inc., 6.75%, 2012                                  744,211
             900M    United Technologies Corp., 7.125%, 2010                               986,225
--------------------------------------------------------------------------------------------------
                                                                                         3,688,115
--------------------------------------------------------------------------------------------------
                     Media - Broadcasting--.5%
             750M    Comcast Cable Communications, Inc., 7.125%, 2013                      816,392
             800M    Cox Communications, Inc., 5.5%, 2015                                  777,910
--------------------------------------------------------------------------------------------------
                                                                                         1,594,302
--------------------------------------------------------------------------------------------------
                     Media - Diversified--.6%
             750M    AOL Time Warner, Inc., 6.75%, 2011                                    788,439
             500M    Time Warner, Inc., 6.875%, 2018                                       531,584
             705M    Viacom, Inc., 8.625%, 2012                                            797,084
--------------------------------------------------------------------------------------------------
                                                                                         2,117,107
--------------------------------------------------------------------------------------------------
                     Metals/Mining--.8%
           1,000M    Alcan, Inc., 5%, 2015                                                 971,827
           1,000M    Alcoa, Inc., 6%, 2012                                               1,048,515
             500M    Thiokol Corp., 6.625%, 2008                                           516,865
--------------------------------------------------------------------------------------------------
                                                                                         2,537,207
--------------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts--1.0%
             750M    Boston Properties, Inc., 5%, 2015                                     723,635
             700M    EOP Operating LP, 8.1%, 2010                                          773,879
             700M    Mack-Cali Realty LP, 7.75%, 2011                                      776,654
             800M    Simon Property Group LP, 7.375%, 2018                                 919,043
--------------------------------------------------------------------------------------------------
                                                                                         3,193,211
--------------------------------------------------------------------------------------------------
                     Retail - General Merchandise--.2%
             500M    Federated Department Stores, Inc., 7.45%, 2017                        567,515
--------------------------------------------------------------------------------------------------
                     Telecommunications--.4%
             600M    SBC Communications, Inc., 6.25%, 2011                                 627,968
             600M    Verizon New York, Inc., 6.875%, 2012                                  626,249
--------------------------------------------------------------------------------------------------
                                                                                         1,254,217
--------------------------------------------------------------------------------------------------
                     Transportation--.8%
                     Burlington Northern Santa Fe Corp.:
             250M        6.75%, 2011                                                       270,027
             700M        4.875%, 2015                                                      687,467
             500M        8.125%, 2020                                                      630,023
           1,000M    Union Pacific Corp., 7.375%, 2009                                   1,078,969
--------------------------------------------------------------------------------------------------
                                                                                         2,666,486
--------------------------------------------------------------------------------------------------
                     Utilities--1.9%
           1,000M    Arizona Public Service Co., 5.5%, 2035                                949,426
           1,000M    Carolina Power & Light, Inc., 5.15%, 2015                             994,765
             750M    Consumers Energy Co., 6.375%, 2008                                    767,922
             576M    DPL, Inc., 6.875%, 2011                                               609,840
             750M    Duke Capital Corp., 8%, 2019                                          897,130
             900M    PP&L Capital Funding, Inc., 8.375%, 2007                              940,199
             900M    Public Service Electric & Gas Co., 6.75%, 2016                      1,008,285
--------------------------------------------------------------------------------------------------
                                                                                         6,167,567
--------------------------------------------------------------------------------------------------
                     Waste Management--.3%
           1,000M    Waste Management, Inc., 6.875%, 2009                                1,055,143
--------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $50,503,658)                                       50,084,192
--------------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--6.3%
                     Fannie Mae--5.2%
          13,383M    5.5%, 4/1/2033 - 8/1/2035                                          13,274,788
           1,182M    6.5%, 11/1/33                                                       1,217,296
           2,296M    7%, 3/1/2032 - 8/1/2032                                             2,419,731
--------------------------------------------------------------------------------------------------
                                                                                        16,911,815
--------------------------------------------------------------------------------------------------
                     Freddie Mac--1.1%
           3,164M    6%, 9/1/2032 - 10/1/2035                                            3,198,461
             445M    6.5%, 1/1/34                                                          456,054
--------------------------------------------------------------------------------------------------
                                                                                         3,654,515
--------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $20.679,630)                          20,566,330
--------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--5.3%
                     Fannie Mae:
           5,000M        5.4%, 2013                                                      4,965,785
           5,000M        6%, 2015                                                        4,977,605
                     Federal Farm Credit Bank:
           4,650M        4.94%, 2012                                                     4,578,650
           3,000M        5.33%, 2013                                                     2,980,203
--------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $17,644,411)                    17,502,243
--------------------------------------------------------------------------------------------------
                     MUNICIPAL BONDS--3.0%
           2,000M    Jefferson Cnty, AL, Ltd. Oblig. Rev. Bonds, 5%, 2024                2,075,000
           1,955M    Nantucket, MA, General Oblig. Bonds, 4%, 2017                       1,952,556
           3,000M    Phoenix, AZ, Civic Impt. Corp. Rev. Bonds, 5%, 2035                 3,135,000
           1,500M    Tobacco Settlement Financing Corp., NJ Rev. Bonds, 6.75%, 2039      1,674,375
           1,000M    Washington State General Oblig. Bonds, 5%, 2019                     1,062,500
--------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,564,324)                                         9,899,431
--------------------------------------------------------------------------------------------------
                     CONVERTIBLE PREFERRED STOCKS--.6%
                     Financials--.5%
          15,400     Chubb Corporation - Series "B", 7%, 2006                              544,775
          16,400     Hartford Financial Services Group, Inc. - Class "A", 6%, 2006       1,250,500
--------------------------------------------------------------------------------------------------
                                                                                         1,795,275
--------------------------------------------------------------------------------------------------
                     Health Care--.1%
           5,800     Baxter International, Inc., 7%, 2006                                  312,475
-------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stock (cost $1,477,622)                             2,107,750
--------------------------------------------------------------------------------------------------
                     PASS THROUGH CERTIFICATES--.2%
                     Transportation
            $650M    Continental Airlines, Inc., 8.388%, 2020 (cost $678,296)              575,505
--------------------------------------------------------------------------------------------------
                     WARRANTS--.0%
                     Information Technology
           3,736   * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                 2,111
--------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--4.9%
          $7,000M    General Electric Capital Corp., 4.29%, 1/9/06                       6,992,490
           5,000M    Prudential Funding Corp., 4.2%, 1/13/06                             4,992,415
           4,000M    Toyota Motor Credit Corp., 4.25%, 1/18/06                           3,991,491
--------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $15,976,396)                            15,976,396
--------------------------------------------------------------------------------------------------
Total Value of Investments (cost $292,904,154)                               100.2%    329,215,534
Excess of Liabilities Over Other Assets                                        (.2)       (634,065)
--------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%   $328,581,469
==================================================================================================

 * Non-income producing

   Summary of Abbreviations:

   ADR   American Depositary Receipts

   At December 31, 2005, the cost of investments for federal income tax purposes was $293,115,625.
   Accumulated net unrealized appreciation on investments was $36,099,909, consisting of
   $46,336,202 gross unrealized appreciation and $10,236,293 gross unrealized depreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS VALUE FUND
December 31, 2005

---------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount   Security                                                                   Value
---------------------------------------------------------------------------------------------------
                   COMMON STOCKS--91.2%
                   Consumer Discretionary--15.3%
          27,800   Autoliv, Inc.                                                         $1,262,676
          63,400   Bob Evans Farms, Inc.                                                  1,462,004
          10,500 * CCE Spinco, Inc.                                                         137,550
          84,000   Clear Channel Communications, Inc.                                     2,641,800
         119,100   Dollar General Corporation                                             2,271,237
         107,400   Family Dollar Stores, Inc.                                             2,662,446
          46,200   Genuine Parts Company                                                  2,029,104
          57,400   Home Depot, Inc.                                                       2,323,552
          28,400   J.C. Penney Company, Inc. (Holding Co.)                                1,579,040
          62,100   Jones Apparel Group, Inc.                                              1,907,712
          40,200   Kenneth Cole Productions, Inc. - Class "A"                             1,025,100
          70,974   Kimball International, Inc. - Class "B"                                  754,454
          42,000   Lee Enterprises, Inc.                                                  1,550,220
         101,400   Leggett & Platt, Inc.                                                  2,328,144
          26,600   Liberty Corporation                                                    1,245,146
          23,100   Liz Claiborne, Inc.                                                      827,442
          24,400   Magna International, Inc. - Class "A"                                  1,756,556
         105,200   McDonald's Corporation                                                 3,547,344
          95,700   Natuzzi SpA (ADR)                                                        669,900
          70,500   New York Times Company - Class "A"                                     1,864,725
          42,500   Newell Rubbermaid, Inc.                                                1,010,650
          63,100   Outback Steakhouse, Inc.                                               2,625,591
         162,900   Pearson PLC (ADR)                                                      1,933,623
          75,200   Talbots, Inc.                                                          2,092,064
          76,200   Tribune Company                                                        2,305,812
         127,500   Walt Disney Company                                                    3,056,175
---------------------------------------------------------------------------------------------------
                                                                                         46,870,067
---------------------------------------------------------------------------------------------------
                   Consumer Staples--9.8%
          70,700   Anheuser-Busch Companies, Inc.                                         3,037,272
          71,400   Avon Products, Inc.                                                    2,038,470
          74,400   Coca-Cola Company                                                      2,999,064
          59,400   ConAgra Foods, Inc.                                                    1,204,632
          26,241 * Del Monte Foods Company                                                  273,694
          45,200   Diageo PLC (ADR)                                                       2,635,160
          45,300   Estee Lauder Companies, Inc. - Class "A"                               1,516,644
          20,700   Fomento Economico Mexicano SA de CV (ADR)                              1,500,957
          53,800   H.J. Heinz Company                                                     1,814,136
          37,800   Kimberly-Clark Corporation                                             2,254,770
          86,600   Kraft Foods, Inc. - Class "A"                                          2,436,924
          52,500   Ruddick Corporation                                                    1,117,200
         113,800   Sara Lee Corporation                                                   2,150,820
          58,200   Tasty Baking Company                                                     436,500
          53,500   UST, Inc.                                                              2,184,405
          50,500   Wal-Mart Stores, Inc.                                                  2,363,400
---------------------------------------------------------------------------------------------------
                                                                                         29,964,048
---------------------------------------------------------------------------------------------------
                   Energy--8.4%
          24,500   Anadarko Petroleum Corporation                                         2,321,375
          42,900   BP PLC (ADR)                                                           2,755,038
          66,117   Chevron Corporation                                                    3,753,462
          51,400   ConocoPhillips                                                         2,990,452
          43,100   Diamond Offshore Drilling, Inc.                                        2,998,036
          23,424   Kerr-McGee Corporation                                                 2,128,305
          55,400   Marathon Oil Corporation                                               3,377,738
          47,200   Royal Dutch Shell PLC - Class "A" (ADR)                                2,902,328
          52,600   Tidewater, Inc.                                                        2,338,596
---------------------------------------------------------------------------------------------------
                                                                                         25,565,330
---------------------------------------------------------------------------------------------------
                   Financials--25.5%
          45,300   A.G. Edwards, Inc.                                                     2,122,758
          14,600   ACE, Ltd.                                                                780,224
          13,300   Allstate Corporation                                                     719,131
          55,700   AmSouth Bancorporation                                                 1,459,897
         119,500   Amvescap PLC (ADR)                                                     1,839,105
          65,000   Aon Corporation                                                        2,336,750
          95,300   Aspen Insurance Holdings, Ltd.                                         2,255,751
          35,100   Assured Guaranty, Ltd.                                                   891,189
         134,400   Bank Mutual Corporation                                                1,424,640
          58,864   Bank of America Corporation                                            2,716,574
          94,900   Bank of New York Company, Inc.                                         3,022,565
          73,100   Brookfield Asset Management, Inc. - Class "A"                          3,679,123
          50,800   Brookline Bancorp, Inc.                                                  719,836
          17,728   Chubb Corporation                                                      1,731,139
          50,247   Cincinnati Financial Corporation                                       2,245,036
          66,300   Citigroup, Inc.                                                        3,217,539
          34,200   Comerica, Inc.                                                         1,941,192
          56,900   Eagle Hospitality Properties Trust, Inc.                                 434,147
          34,200   Erie Indemnity Company - Class "A"                                     1,819,440
          30,300   FBL Financial Group, Inc. - Class "A"                                    994,143
          78,400   Hudson City Bancorp, Inc.                                                950,208
          30,200   IPC Holdings, Ltd.                                                       826,876
          35,600   Jefferson-Pilot Corporation                                            2,026,708
          85,200   JPMorgan Chase & Company                                               3,381,588
          56,400   KeyCorp                                                                1,857,252
          15,100   Lincoln National Corporation                                             800,753
          58,700   MBNA Corporation                                                       1,594,292
          48,600   Merrill Lynch & Company, Inc.                                          3,291,678
          34,000   Montpelier Re Holdings, Ltd.                                             642,600
          50,200   Morgan Stanley                                                         2,848,348
          96,300   NewAlliance Bancshares, Inc.                                           1,400,202
          51,200   North Fork Bancorporation, Inc.                                        1,400,832
          29,900   One Liberty Properties, Inc. (REIT)                                      550,459
          50,900   Plum Creek Timber Company, Inc. (REIT)                                 1,834,945
          30,100   PMI Group, Inc.                                                        1,236,207
          34,400   PNC Financial Services Group, Inc.                                     2,126,952
          51,300   Protective Life Corporation                                            2,245,401
          58,700   PXRE Group, Ltd.                                                         760,752
          82,100   Regions Financial Corporation                                          2,804,536
          15,800 * State National Bancshares, Inc.                                          421,860
          35,239   State Street Corporation                                               1,953,650
          30,300   SunTrust Banks, Inc.                                                   2,204,628
          26,079   TD Banknorth, Inc.                                                       757,595
          54,000   Waddell & Reed Financial, Inc. - Class "A"                             1,132,380
          41,600   Wells Fargo & Company                                                  2,613,728
---------------------------------------------------------------------------------------------------
                                                                                         78,014,609
---------------------------------------------------------------------------------------------------
                   Health Care--4.9%
          68,800   Abbott Laboratories                                                    2,712,784
          33,400   Biomet, Inc.                                                           1,221,438
          41,800   GlaxoSmithKline PLC (ADR)                                              2,110,064
          46,200   Johnson & Johnson                                                      2,776,620
          33,000   Novartis AG (ADR)                                                      1,731,840
         117,400   Pfizer, Inc.                                                           2,737,768
          82,100   Schering-Plough Corporation                                            1,711,785
---------------------------------------------------------------------------------------------------
                                                                                         15,002,299
---------------------------------------------------------------------------------------------------
                   Industrials--8.2%
          21,100   A.O. Smith Corporation                                                   740,610
          29,800   Adesa, Inc.                                                              727,716
           2,600   Alexander & Baldwin, Inc.                                                141,024
          27,800   Avery Dennison Corporation                                             1,536,506
          43,700   Baldor Electric Company                                                1,120,905
          14,400   Deere & Company                                                          980,784
          55,000   Dover Corporation                                                      2,226,950
          58,600   Federal Signal Corporation                                               879,586
          22,200   General Dynamics Corporation                                           2,531,910
          71,300   Honeywell International, Inc.                                          2,655,925
          72,800   Masco Corporation                                                      2,197,832
          54,000   Norfolk Southern Corporation                                           2,420,820
          47,500   Pall Corporation                                                       1,275,850
          52,600   Pitney Bowes, Inc.                                                     2,222,350
          16,300   SPX Corporation                                                          746,051
          21,100   Stewart & Stevenson Services, Inc.                                       445,843
         108,400   Werner Enterprises, Inc.                                               2,135,480
---------------------------------------------------------------------------------------------------
                                                                                         24,986,142
---------------------------------------------------------------------------------------------------
                   Information Technology--4.3%
          46,000   Automatic Data Processing, Inc.                                        2,110,940
          86,600   AVX Corporation                                                        1,253,968
          97,900   Hewlett-Packard Company                                                2,802,877
          16,600 * Lexmark International Group, Inc. - Class "A"                            744,178
          90,800   Methode Electronics, Inc.                                                905,276
          57,500   Motorola, Inc.                                                         1,298,925
          92,800   Nokia Corporation - Class "A" (ADR)                                    1,698,240
          24,600 * Palm, Inc.                                                               782,280
          92,000 * Planar Systems, Inc.                                                     770,040
          57,400   Woodhead Industries, Inc.                                                796,138
---------------------------------------------------------------------------------------------------
                                                                                         13,162,862
---------------------------------------------------------------------------------------------------
                   Materials--7.5%
          31,500   Air Products & Chemicals, Inc.                                         1,864,485
          40,200   Albemarle Corporation                                                  1,541,670
          60,100   Alcoa, Inc.                                                            1,777,157
         106,830   Chemtura Corporation                                                   1,356,741
          56,600   Compass Minerals International, Inc.                                   1,388,964
          40,500   Dow Chemical Company                                                   1,774,710
          66,500   Du Pont (E.I.) de Nemours & Company                                    2,826,250
          74,600   Glatfelter                                                             1,058,574
          59,500   Lubrizol Corporation                                                   2,584,085
          56,100   MeadWestvaco Corporation                                               1,572,483
          73,830   Myers Industries, Inc.                                                 1,076,441
         146,000   Sappi, Ltd. (ADR)                                                      1,654,180
          83,900   Sonoco Products Company                                                2,466,660
---------------------------------------------------------------------------------------------------
                                                                                         22,942,400
---------------------------------------------------------------------------------------------------
                   Telecommunication Services--3.5%
           9,651   ALLTEL Corporation                                                       608,978
          67,400   AT&T, Inc.                                                             1,650,626
          62,300   BellSouth Corporation                                                  1,688,330
          60,400   CT Communications, Inc.                                                  733,256
          46,300   D&E Communications, Inc.                                                 385,679
          60,100   Nippon Telegraph and Telephone Corporation (ADR)                       1,370,881
          39,000   Sprint Nextel Corporation                                                911,040
          24,000   Telephone & Data Systems, Inc.                                           864,720
          24,000   Telephone & Data Systems, Inc. - Special Shares                          830,640
          60,328   Verizon Communications, Inc.                                           1,817,079
---------------------------------------------------------------------------------------------------
                                                                                         10,861,229
---------------------------------------------------------------------------------------------------
                   Utilities--3.8%
          34,250   American States Water Company                                          1,054,900
          39,200   KeySpan Corporation                                                    1,399,048
          44,300   MDU Resources Group, Inc.                                              1,450,382
          78,000   NiSource, Inc.                                                         1,627,080
          37,700   Northwest Natural Gas Company                                          1,288,586
          40,300   ONEOK, Inc.                                                            1,073,189
          51,200   Southwest Gas Corporation                                              1,351,680
          48,700   United Utilities PLC (ADR)                                             1,135,684
          50,300   Vectren Corporation                                                    1,366,148
---------------------------------------------------------------------------------------------------
                                                                                         11,746,697
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $228,148,681)                                        279,115,683
---------------------------------------------------------------------------------------------------
                   CONVERTIBLE PREFERRED STOCKS--.5%
                   Financials
                   Lehman Brothers Holdings, Inc., 6.25%,
          56,900       2007 - Series "GIS" (cost $1,446,983)                              1,507,850
---------------------------------------------------------------------------------------------------
                   PREFERRED STOCKS--.4%
                   Telecommunication Services--.2%
          27,300   Verizon South, Inc., 7%, 2041 - Series "F"                               691,782
---------------------------------------------------------------------------------------------------
                   Utilities--.2%
          25,200   Entergy Louisiana, Inc., 7.6%, 2032                                      639,828
---------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,328,111)                                         1,331,610
---------------------------------------------------------------------------------------------------
                   CORPORATE BONDS--.2%
                   Utilities
            $500M  Union Electric Co., 6.75%, 2008 (cost $499,522)                          518,448
---------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--7.8%
          10,000M  General Electric Capital Corp., 4.29%, 1/9/06                          9,989,271
           5,700M  Paccar Financial Corp., 4.32%, 2/28/06                                 5,659,634
           8,300M  Prudential Funding Corp., 4.15%, 1/10/06                               8,290,420
---------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $23,939,325)                             23,939,325
---------------------------------------------------------------------------------------------------
Total Value of Investments (cost $255.362,622)                                100.1%    306,412,916
Excess of Liabilities Over Other Assets                                         (.1)       (296,076)
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $306,116,840
===================================================================================================

  * Non-income producing

    Summary of Abbreviations:

    ADR   American Depositary Receipts
    REIT  Real Estate Investment Trust

    At December 31, 2005, the cost of investments for federal income tax purposes was
    $255,362,622. Accumulated net unrealized appreciation on investments was $51,050,294, consisting of $56,177,307 gross unrealized appreciation and $5,127,013 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS BLUE CHIP FUND
December 31, 2005

---------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount    Security                                                                  Value
---------------------------------------------------------------------------------------------------
                    COMMON STOCKS--97.3%
                    Consumer Discretionary--11.1%
          36,200    Best Buy Company, Inc.                                               $1,573,976
          31,500    Carnival Corporation                                                  1,684,305
           4,950  * CCE Spinco, Inc.                                                         64,845
          39,600    Clear Channel Communications, Inc.                                    1,245,420
          71,996  * Comcast Corporation - Class "A"                                       1,869,016
          48,900  * Comcast Corporation - Special Class "A"                               1,256,241
          31,500    Eastman Kodak Company                                                   737,100
          31,500  * eBay, Inc.                                                            1,362,375
          99,200    Gap, Inc.                                                             1,749,888
          79,800    Hilton Hotels Corporation                                             1,923,978
         135,700    Home Depot, Inc.                                                      5,493,136
          49,100  * Kohl's Corporation                                                    2,386,260
          48,700    Lowe's Companies, Inc.                                                3,246,342
         101,100    McDonald's Corporation                                                3,409,092
         158,600    News Corporation - Class "A"                                          2,466,230
          33,100    NIKE, Inc. - Class "B"                                                2,872,749
          33,300  * Office Depot, Inc.                                                    1,045,620
          73,800    Target Corporation                                                    4,056,786
         258,300    Time Warner, Inc.                                                     4,504,752
          52,800    TJX Companies, Inc.                                                   1,226,544
          40,300    Tribune Company                                                       1,219,478
         125,200    Viacom, Inc. - Class "B"                                              4,081,520
         139,400    Walt Disney Company                                                   3,341,418
---------------------------------------------------------------------------------------------------
                                                                                         52,817,071
---------------------------------------------------------------------------------------------------
                    Consumer Staples--11.2%
          74,600    Altria Group, Inc.                                                    5,574,112
          54,900    Anheuser-Busch Companies, Inc.                                        2,358,504
          88,600    Avon Products, Inc.                                                   2,529,530
         142,900    Coca-Cola Company                                                     5,760,299
          72,400    Coca-Cola Enterprises, Inc.                                           1,387,908
          27,000    Colgate-Palmolive Company                                             1,480,950
          36,800    Costco Wholesale Corporation                                          1,820,496
          95,600    CVS Corporation                                                       2,525,752
          25,600    Estee Lauder Companies, Inc. - Class "A"                                857,088
          32,900    General Mills, Inc.                                                   1,622,628
          25,800    Hershey Foods Corporation                                             1,425,450
          55,800    Kimberly-Clark Corporation                                            3,328,470
         104,100    PepsiCo, Inc.                                                         6,150,228
         130,040    Procter & Gamble Company                                              7,526,715
          54,300    Walgreen Company                                                      2,403,318
         146,100    Wal-Mart Stores, Inc.                                                 6,837,480
---------------------------------------------------------------------------------------------------
                                                                                         53,588,928
---------------------------------------------------------------------------------------------------
                    Energy--9.0%
          39,600    BP PLC (ADR)                                                          2,543,112
          22,000    Burlington Resources, Inc.                                            1,896,400
         172,200    Chevron Corporation                                                   9,775,794
          66,000    ConocoPhillips                                                        3,839,880
         231,000    ExxonMobil Corporation                                               12,975,270
          37,300    Halliburton Company                                                   2,311,108
          42,100    Schlumberger, Ltd.                                                    4,090,015
          55,100  * Transocean, Inc.                                                      3,839,919
          29,200    Valero Energy Corporation                                             1,506,720
---------------------------------------------------------------------------------------------------
                                                                                         42,778,218
---------------------------------------------------------------------------------------------------
                    Financials--18.7%
          64,400    ACE, Ltd.                                                             3,441,536
          17,300    Allstate Corporation                                                    935,411
          89,500    American Express Company                                              4,605,670
         106,800    American International Group, Inc.                                    7,286,964
          17,900    Ameriprise Financial, Inc.                                              733,900
         186,166    Bank of America Corporation                                           8,591,561
         117,700    Bank of New York Company, Inc.                                        3,748,745
             750  * Berkshire Hathaway, Inc. - Class "B"                                  2,201,625
          43,100    Capital One Financial Corporation                                     3,723,840
          16,900    Chubb Corporation                                                     1,650,285
         250,500    Citigroup, Inc.                                                      12,156,765
          28,600    Fannie Mae                                                            1,395,966
          40,500    Freddie Mac                                                           2,646,675
          22,000    Goldman Sachs Group, Inc.                                             2,809,620
         170,968    JPMorgan Chase & Company                                              6,785,720
           9,500    Lehman Brothers Holdings, Inc.                                        1,217,615
          40,500    Marsh & McLennan Companies, Inc.                                      1,286,280
          36,600    Mellon Financial Corporation                                          1,253,550
          56,500    Merrill Lynch & Company, Inc.                                         3,826,745
          80,300    Morgan Stanley                                                        4,556,222
          58,200    New York Community Bancorp, Inc.                                        961,464
          56,500    U.S. Bancorp                                                          1,688,785
          75,600    Wachovia Corporation                                                  3,996,216
          70,200    Washington Mutual, Inc.                                               3,053,700
          65,000    Wells Fargo & Company                                                 4,083,950
          18,400    Willis Group Holdings, Ltd.                                             679,696
---------------------------------------------------------------------------------------------------
                                                                                         89,318,506
---------------------------------------------------------------------------------------------------
                    Health Care--12.2%
          93,500    Abbott Laboratories                                                   3,686,705
          27,800    Aetna, Inc.                                                           2,621,818
          75,700  * Amgen, Inc.                                                           5,969,702
          95,700  * Boston Scientific Corporation                                         2,343,693
         147,200    Bristol-Myers Squibb Company                                          3,382,656
         157,000    Johnson & Johnson                                                     9,435,700
          80,700    Medtronic, Inc.                                                       4,645,899
          69,600    Merck & Company, Inc.                                                 2,213,976
          89,300    Novartis AG (ADR)                                                     4,686,464
         367,060    Pfizer, Inc.                                                          8,559,839
          11,000    Stryker Corporation                                                     488,730
          36,800    Teva Pharmaceutical Industries, Ltd. (ADR)                            1,582,768
          26,400  * Triad Hospitals, Inc.                                                 1,035,672
          80,800    UnitedHealth Group, Inc.                                              5,020,912
          60,100    Wyeth                                                                 2,768,807
---------------------------------------------------------------------------------------------------
                                                                                         58,443,341
---------------------------------------------------------------------------------------------------
                    Industrials--12.6%
          51,100    3M Company                                                            3,960,250
          36,600    Boeing Company                                                        2,570,784
          63,000    Caterpillar, Inc.                                                     3,639,510
         114,800    Cendant Corporation                                                   1,980,300
          23,700    Deere & Company                                                       1,614,207
          33,000    Dover Corporation                                                     1,336,170
          38,100    Emerson Electric Company                                              2,846,070
         409,000    General Electric Company                                             14,335,450
          55,300    Honeywell International, Inc.                                         2,059,925
           5,200    Illinois Tool Works, Inc.                                               457,548
          12,400    ITT Industries, Inc.                                                  1,274,968
          56,100    Lockheed Martin Corporation                                           3,569,643
          78,300    Masco Corporation                                                     2,363,877
          42,800    Northrop Grumman Corporation                                          2,572,708
         159,700    Tyco International, Ltd.                                              4,608,942
          36,800    Union Pacific Corporation                                             2,962,768
          37,400    United Parcel Service, Inc. - Class "B"                               2,810,610
          94,800    United Technologies Corporation                                       5,300,268
---------------------------------------------------------------------------------------------------
                                                                                         60,263,998
---------------------------------------------------------------------------------------------------
                    Information Technology--16.4%
          53,600    Accenture, Ltd. - Class "A"                                           1,547,432
          34,500    Analog Devices, Inc.                                                  1,237,515
          15,400  * Apple Computer, Inc.                                                  1,107,106
          77,100    Applied Materials, Inc.                                               1,383,174
          66,100  * ASML Holding NV - NY Shares                                           1,327,288
          27,000    Automatic Data Processing, Inc.                                       1,239,030
         338,900  * Cisco Systems, Inc.                                                   5,801,968
         128,200  * Corning, Inc.                                                         2,520,412
         157,100  * Dell, Inc.                                                            4,711,429
         338,600  * EMC Corporation                                                       4,611,732
          93,200    First Data Corporation                                                4,008,532
         110,900    Hewlett-Packard Company                                               3,175,067
         320,200    Intel Corporation                                                     7,992,192
          71,700    International Business Machines Corporation                           5,893,740
         505,300    Microsoft Corporation                                                13,213,595
         104,100    Motorola, Inc.                                                        2,351,619
          78,300    National Semiconductor Corporation                                    2,034,234
         206,700    Nokia Corporation - Class "A" (ADR)                                   3,782,610
         229,300  * Oracle Corporation                                                    2,799,753
          40,500    QUALCOMM, Inc.                                                        1,744,740
          82,691  * Symantec Corporation                                                  1,447,093
         109,900    Texas Instruments, Inc.                                               3,524,493
          55,300  * Xerox Corporation                                                       810,145
---------------------------------------------------------------------------------------------------
                                                                                         78,264,899
---------------------------------------------------------------------------------------------------
                    Materials--2.7%
          59,000    Alcoa, Inc.                                                           1,744,630
          45,922    Cemex SA de CV (ADR)                                                  2,724,552
          66,300    Dow Chemical Company                                                  2,905,266
          55,700    DuPont (E.I.) de Nemours & Company                                    2,367,250
          66,200    International Paper Company                                           2,224,982
          18,300    Newmont Mining Corporation                                              977,220
---------------------------------------------------------------------------------------------------
                                                                                         12,943,900
---------------------------------------------------------------------------------------------------
                    Telecommunication Services--2.5%
         135,800    AT&T, Inc.                                                            3,325,742
         206,366    Sprint Corporation                                                    4,820,710
         117,900    Verizon Communications, Inc.                                          3,551,148
---------------------------------------------------------------------------------------------------
                                                                                         11,697,600
---------------------------------------------------------------------------------------------------
                    Utilities--.9%
         160,700    Duke Energy Corporation                                               4,411,215
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $353,537,100)                                        464,527,676
---------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--2.5%
                    General Electric Capital Corp.:
          $1,600M       4.23%, 1/6/06                                                     1,598,871
           1,100M       4.24%, 1/9/06                                                     1,098,831
           5,500M       4.29%, 1/9/06                                                     5,494,099
                    Prudential Funding Corp.:
           2,700M       4.15%, 1/3/06                                                     2,699,065
           1,000M       4.2%, 1/13/06                                                       998,483
---------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $11,889,349)                             11,889,349
---------------------------------------------------------------------------------------------------
Total Value of Investments (cost $365,426,449)                                 99.8%    476,417,025
Other Assets, Less Liabilities                                                   .2         731,353
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $477,148,378
===================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR  American Depositary Receipts

  At December 31, 2005, the cost of investments for federal income tax purposes was $367,722,758.
  Accumulated net unrealized appreciation on investments was $108,694,267, consisting of
  $120,058,419 gross unrealized appreciation and $11,364,152 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS GROWTH & INCOME FUND
December 31, 2005

--------------------------------------------------------------------------------------------------
         Shares,
     Warrants or
       Principal
          Amount     Security                                                                Value
--------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.4%
                     Consumer Discretionary--16.7%
          100,000    Applebee's International, Inc.                                     $2,259,000
          212,500    Blockbuster, Inc. - Class "A"                                         796,875
           25,000  * CCE Spinco, Inc.                                                      327,500
          170,000    Claire's Stores, Inc.                                               4,967,400
          200,000    Clear Channel Communications, Inc.                                  6,290,000
          245,602  * Cost Plus, Inc.                                                     4,212,074
          230,000    Dollar General Corporation                                          4,386,100
            4,800  * DSW, Inc. - Class "A"                                                 125,856
          130,000  * Eddie Bauer Holdings, Inc.                                          1,950,000
           50,000    Genuine Parts Company                                               2,196,000
          110,000  * Helen of Troy, Ltd.                                                 1,772,100
          140,000    Home Depot, Inc.                                                    5,667,200
           55,000    J.C. Penney Company, Inc. (Holding Co.)                             3,058,000
          145,400    Kenneth Cole Productions, Inc. - Class "A"                          3,707,700
          375,000    Leggett & Platt, Inc.                                               8,610,000
          161,900  * Lincoln Educational Services Corporation                            2,308,694
          210,000    McDonald's Corporation                                              7,081,200
          175,000    Movado Group, Inc.                                                  3,202,500
          125,000    Newell Rubbermaid, Inc.                                             2,972,500
          256,100    Orient-Express Hotels, Ltd.                                         8,072,272
           85,000    Polo Ralph Lauren Corporation - Class "A"                           4,771,900
          375,600  * Prestige Brands Holdings, Inc.                                      4,695,000
          325,000  * Quiksilver, Inc.                                                    4,498,000
          225,000    RadioShack Corporation                                              4,731,750
           50,000    Ross Stores, Inc.                                                   1,445,000
          174,500    Russell Corporation                                                 2,348,770
           72,500    Sherwin-Williams Company                                            3,292,950
          120,000  * Steiner Leisure Ltd.                                                4,267,200
          120,000  * Timberland Company - Class "A"                                      3,906,000
          225,000  * Tommy Hilfiger Corporation                                          3,654,000
          175,000    Viacom, Inc. - Class "B"                                            5,705,000
--------------------------------------------------------------------------------------------------
                                                                                       117,278,541
--------------------------------------------------------------------------------------------------
                     Consumer Staples--6.8%
          130,000    Altria Group, Inc.                                                  9,713,600
          200,000    Avon Products, Inc.                                                 5,710,000
           50,000    Coca-Cola Company                                                   2,015,500
          100,000    Estee Lauder Companies, Inc. - Class "A"                            3,348,000
           75,000  * Herbalife, Ltd.                                                     2,439,000
           47,500    Kimberly-Clark Corporation                                          2,833,375
          290,000    Nu Skin Enterprises, Inc. - Class "A"                               5,098,200
           50,000    PepsiCo, Inc.                                                       2,954,000
           75,000    Procter & Gamble Company                                            4,341,000
           89,091    Tootsie Roll Industries, Inc.                                       2,577,403
           90,000    Wal-Mart Stores, Inc.                                               4,212,000
           90,000    WD-40 Company                                                       2,363,400
--------------------------------------------------------------------------------------------------
                                                                                        47,605,478
--------------------------------------------------------------------------------------------------
                     Energy--8.0%
           40,000    Anadarko Petroleum Corporation                                      3,790,000
          100,000    Chesapeake Energy Corporation                                       3,173,000
           90,000    ConocoPhillips                                                      5,236,200
          115,000    ExxonMobil Corporation                                              6,459,550
           16,548    Marathon Oil Corporation                                            1,008,931
           80,000    Noble Corporation                                                   5,643,200
           16,600  * Petroleum Helicopters, Inc.- Non Voting Shares                        518,420
          115,000    Sasol, Ltd. (ADR)                                                   4,098,600
          150,000    Suncor Energy, Inc.                                                 9,469,500
           60,000  * Swift Energy Company                                                2,704,200
          120,000  * Transocean, Inc.                                                    8,362,800
          120,000    XTO Energy, Inc.                                                    5,272,800
--------------------------------------------------------------------------------------------------
                                                                                        55,737,201
--------------------------------------------------------------------------------------------------
                     Financials--17.5%
           50,000    American Express Company                                            2,573,000
           90,000    American International Group, Inc.                                  6,140,700
           10,000    Ameriprise Financial, Inc.                                            410,000
          197,718    Bank of America Corporation                                         9,124,686
          150,000    Citigroup, Inc.                                                     7,279,500
          200,000    Colonial BancGroup, Inc.                                            4,764,000
          100,000    Comerica, Inc.                                                      5,676,000
           60,000    Endurance Specialty Holdings, Ltd.                                  2,151,000
           50,000    Fannie Mae                                                          2,440,500
          130,000    Independence Community Bank Corporation                             5,164,900
          155,000    JPMorgan Chase & Company                                            6,151,950
           37,500    Lehman Brothers Holdings, Inc.                                      4,806,375
          105,000    Merrill Lynch & Company, Inc.                                       7,111,650
          155,400    Montpelier Re Holdings, Ltd.                                        2,937,060
           90,000    Morgan Stanley                                                      5,106,600
           90,000    National City Corporation                                           3,021,300
          230,000    New York Community Bancorp, Inc.                                    3,799,600
          250,000    NewAlliance Bancshares, Inc.                                        3,635,000
          225,000    North Fork Bancorporation, Inc.                                     6,156,000
           75,000    Plum Creek Timber Company, Inc. (REIT)                              2,703,750
           96,100    South Financial Group, Inc.                                         2,646,594
          200,000    Sovereign Bancorp, Inc.                                             4,324,000
          150,000    U.S. Bancorp                                                        4,483,500
           87,570    U.S.B. Holding Company, Inc.                                        1,896,766
          100,000    Wachovia Corporation                                                5,286,000
          110,000    Washington Mutual, Inc.                                             4,785,000
           70,000    Wells Fargo & Company                                               4,398,100
           60,000    Westcorp                                                            3,996,600
--------------------------------------------------------------------------------------------------
                                                                                       122,970,131
--------------------------------------------------------------------------------------------------
                     Health Care--12.0%
          160,000    Abbott Laboratories                                                 6,308,800
           45,000    Aetna, Inc.                                                         4,243,950
           46,700  * Amgen, Inc.                                                         3,682,762
          100,000  * Andrx Corporation                                                   1,647,000
          200,000  * Boston Scientific Corporation                                       4,898,000
           90,000  * Charles River Laboratories International, Inc.                      3,813,300
           20,000  * Genentech, Inc.                                                     1,850,000
          115,000    Johnson & Johnson                                                   6,911,500
           50,000  * Laboratory Corporation of America Holdings                          2,692,500
           50,000    Medtronic, Inc.                                                     2,878,500
           80,000    Merck & Company, Inc.                                               2,544,800
          360,000    Pfizer, Inc.                                                        8,395,200
           85,000    Sanofi-Aventis (ADR)                                                3,731,500
           40,000    Stryker Corporation                                                 1,777,200
          220,000  * Thermo Electron Corporation                                         6,628,600
           75,000  * Triad Hospitals, Inc.                                               2,942,250
           55,000    UnitedHealth Group, Inc.                                            3,417,700
           75,000  * Waters Corporation                                                  2,835,000
           80,000  * WellPoint, Inc.                                                     6,383,200
          140,000    Wyeth                                                               6,449,800
--------------------------------------------------------------------------------------------------
                                                                                        84,031,562
--------------------------------------------------------------------------------------------------
                     Industrials--13.9%
          115,000    3M Company                                                          8,912,500
           50,400    Alexander & Baldwin, Inc.                                           2,733,696
           89,500  * BE Aerospace, Inc.                                                  1,969,000
          170,000    Briggs & Stratton Corporation                                       6,594,300
           72,500    Burlington Northern Santa Fe Corporation                            5,134,450
          375,000    Cendant Corporation                                                 6,468,750
          200,400    Chicago Bridge & Iron Company NV - NY Shares                        5,052,084
           36,000    Eaton Corporation                                                   2,415,240
          155,000  * Gardner Denver, Inc.                                                7,641,500
           50,000    Harsco Corporation                                                  3,375,500
          190,000    Honeywell International, Inc.                                       7,077,500
           37,500    Illinois Tool Works, Inc.                                           3,299,625
          200,100    Knoll, Inc.                                                         3,423,711
           60,000    Lockheed Martin Corporation                                         3,817,800
           65,000    Masco Corporation                                                   1,962,350
          250,000  * Navigant Consulting, Inc.                                           5,495,000
          106,300  * NCI, Inc. - Class "A"                                               1,459,499
           90,000    Northrop Grumman Corporation                                        5,409,900
           75,400  * Pike Electric Corporation                                           1,222,988
          200,000  * Pinnacle Airlines Corporation                                       1,334,000
           60,000    Pitney Bowes, Inc.                                                  2,535,000
           88,300  * TAL International Group, Inc.                                       1,823,395
          145,000    United Technologies Corporation                                     8,106,950
--------------------------------------------------------------------------------------------------
                                                                                        97,264,738
--------------------------------------------------------------------------------------------------
                     Information Technology--17.0%
          110,000    Amphenol Corporation - Class "A"                                    4,868,600
          240,000  * Cisco Systems, Inc.                                                 4,108,800
          165,700  * Electronics for Imaging, Inc.                                       4,409,277
          350,000  * EMC Corporation                                                     4,767,000
          300,000  * Entrust, Inc.                                                       1,452,000
          120,000    First Data Corporation                                              5,161,200
          235,000    Hewlett-Packard Company                                             6,728,050
          175,000    Intel Corporation                                                   4,368,000
          110,000    International Business Machines Corporation                         9,042,000
           50,000  * International Rectifier Corporation                                 1,595,000
           60,000  * Lam Research Corporation                                            2,140,800
          200,000  * Lexar Media, Inc.                                                   1,642,000
          350,000    Microsoft Corporation                                               9,152,500
          275,000    Motorola, Inc.                                                      6,212,250
          375,000    Nokia Corporation - Class "A" (ADR)                                 6,862,500
          143,000  * OmniVision Technologies, Inc.                                       2,854,280
          119,200  * Openwave Systems, Inc.                                              2,082,424
          132,000  * Palm, Inc.                                                          4,197,600
          270,000  * Paxar Corporation                                                   5,300,100
           16,800  * Polycom, Inc.                                                         257,040
          135,000    QUALCOMM, Inc.                                                      5,815,800
           45,000  * SanDisk Corporation                                                 2,826,900
           65,000    StarTek, Inc.                                                       1,170,000
          299,840  * Symantec Corporation                                                5,247,200
          194,060    Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)              1,923,135
           95,000  * Tech Data Corporation                                               3,769,600
           50,000  * Varian Semiconductor Equipment Associates, Inc.                     2,196,500
          295,000  * VeriSign, Inc.                                                      6,466,400
          100,000    Xilinx, Inc.                                                        2,521,000
--------------------------------------------------------------------------------------------------
                                                                                       119,137,956
--------------------------------------------------------------------------------------------------
                     Materials--4.4%
           70,000    Ashland, Inc.                                                       4,053,000
           80,000    Dow Chemical Company                                                3,505,600
           60,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                    3,228,000
          122,100    Lubrizol Corporation                                                5,302,803
          100,000    MeadWestvaco Corporation                                            2,803,000
           45,000    PPG Industries, Inc.                                                2,605,500
           60,000    Praxair, Inc.                                                       3,177,600
          200,000    RPM International, Inc.                                             3,474,000
           60,000    Temple-Inland, Inc.                                                 2,691,000
--------------------------------------------------------------------------------------------------
                                                                                        30,840,503
--------------------------------------------------------------------------------------------------
                     Other--.4%
           75,000    Nasdaq - 100 Index Tracking Stock                                   3,031,500
--------------------------------------------------------------------------------------------------
                     Telecommunication Services--.8%
          140,000    AT&T, Inc.                                                          3,428,600
           75,000    Verizon Communications, Inc.                                        2,259,000
--------------------------------------------------------------------------------------------------
                                                                                         5,687,600
--------------------------------------------------------------------------------------------------
                     Utilities--.9%
          115,400    Atmos Energy Corporation                                            3,018,864
           75,000    Consolidated Edison, Inc.                                           3,474,750
--------------------------------------------------------------------------------------------------
                                                                                         6,493,614
--------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $564,401,871)                                       690,078,824
--------------------------------------------------------------------------------------------------
                     CONVERTIBLE PREFERRED STOCKS--.9%
                     Financials--.8%
           50,000    Chubb Corporation, 7%, 2006 - Series "B"                            1,768,750
           50,000    Hartford Financial Services Group, Inc., 6%, 2006 - Class "A"       3,812,500
--------------------------------------------------------------------------------------------------
                                                                                         5,581,250
--------------------------------------------------------------------------------------------------
                     Health Care--.1%
           16,000    Baxter International, Inc., 7%, 2006                                  862,000
--------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $4,425,823)                            6,443,250
--------------------------------------------------------------------------------------------------
                     WARRANTS--.0%
                     Information Technology
           23,179  * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                13,096
--------------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--.7%
           $2,600M   General Electric Capital Corp., 4.29%, 1/9/06                       2,597,210
            2,100M   Prudential Funding Corp., 4.24%, 1/3/06                             2,099,258
--------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $4,696,468)                              4,696,468
--------------------------------------------------------------------------------------------------
Total Value of Investments (cost $573,524,162)                               100.0%    701,231,638
Excess of Liabilities Over Other Assets                                         .0         (54,210)
--------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%   $701,177,428
==================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

  At December 31, 2005, the cost of investments for federal income tax purposes was $574,302,307.
  Accumulated net unrealized appreciation on investments was $126,929,331, consisting of
  $156,886,688 gross unrealized appreciation and $29,957,357 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS ALL-CAP GROWTH FUND
December 31, 2005

---------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount   Security                                                                   Value
---------------------------------------------------------------------------------------------------
                   COMMON STOCKS--96.3%
                   Consumer Discretionary--7.6%
          20,000 * Chico's FAS, Inc.                                                       $878,600
          24,633   D.R. Horton, Inc.                                                        880,137
          23,600 * Education Management Corporation                                         790,836
           8,313 * GameStop Corporation - Class "A"                                         264,520
          15,460 * GameStop Corporation - Class "B"                                         446,794
          49,370   Geox SpA                                                                 541,289
          47,610 * La Quinta Corporation                                                    530,375
          23,200 * Pixar                                                                  1,223,104
           7,670 * Red Robin Gourmet Burgers, Inc.                                          390,863
          63,800   Starwood Hotels & Resorts Worldwide, Inc.                              4,074,268
          19,910 * Too, Inc.                                                                561,661
          49,200 * Univision Communications, Inc. - Class "A"                             1,445,988
          28,500 * Williams-Sonoma, Inc.                                                  1,229,775
          92,600 * XM Satellite Radio Holdings, Inc. - Class "A"                          2,526,128
---------------------------------------------------------------------------------------------------
                                                                                         15,784,338
---------------------------------------------------------------------------------------------------
                   Consumer Staples--1.3%
          46,390   Procter & Gamble Company                                               2,685,053
---------------------------------------------------------------------------------------------------
                   Energy--4.8%
           9,540   Arch Coal, Inc.                                                          758,430
          13,165   Cabot Oil & Gas Corporation                                              593,741
          31,000   Cameco Corporation                                                     1,965,090
          28,200   EOG Resources, Inc.                                                    2,069,034
          17,400   Halliburton Company                                                    1,078,104
           5,430   Oil Service HOLDRs Trust                                                 700,199
          56,800   Petro-Canada                                                           2,277,112
          21,500 * Suntech Power Holdings Co., Ltd.                                         585,875
---------------------------------------------------------------------------------------------------
                                                                                         10,027,585
---------------------------------------------------------------------------------------------------
                   Financials--15.2%
           8,495 * Affiliated Managers Group, Inc.                                          681,724
          16,220 * Arch Capital Group, Ltd.                                                 888,045
          14,990 * CB Richard Ellis Group, Inc. - Class "A"                                 882,161
          14,210   Chicago Mercantile Exchange Holdings, Inc.                             5,222,033
         199,270   Countrywide Financial Corporation                                      6,813,041
          52,380   Franklin Resources, Inc.                                               4,924,244
          45,020   Legg Mason, Inc.                                                       5,388,444
          32,100 * NASDAQ Stock Market, Inc.                                              1,129,278
          25,480   Nuveen Investments - Class "A"                                         1,085,958
          48,680   UBS AG - Registered                                                    4,631,902
---------------------------------------------------------------------------------------------------
                                                                                         31,646,830
---------------------------------------------------------------------------------------------------
                   Health Care--23.6%
          22,730 * Abgenix, Inc.                                                            488,922
          21,640 * Alkermes, Inc.                                                           413,757
          59,550 * Amgen, Inc.                                                            4,696,113
          20,570 * Amylin Pharmaceuticals, Inc.                                             821,154
         163,020   AstraZeneca PLC (ADR)                                                  7,922,772
          28,500   Biomet, Inc.                                                           1,042,245
          12,600 * Cephalon, Inc.                                                           815,724
          15,480 * Covance, Inc.                                                            751,554
          21,800 * Coventry Health Care, Inc.                                             1,241,728
          27,000 * DaVita, Inc.                                                           1,367,280
          39,460 * Digene Corporation                                                     1,151,048
          26,600 * Health Net, Inc.                                                       1,371,230
          24,940 * Hologic, Inc.                                                            945,725
          24,400 * Lincare Holdings, Inc.                                                 1,022,604
         130,730   Medtronic, Inc.                                                        7,526,126
          11,870   Pharmaceutical Product Development, Inc.                                 735,346
          75,160   Sanofi-Aventis (ADR)                                                   3,299,524
         171,210   Schering-Plough Corporation                                            3,569,728
         109,070   UnitedHealth Group, Inc.                                               6,777,610
          12,330 * Vertex Pharmaceuticals, Inc.                                             341,171
          33,940 * WellPoint, Inc.                                                        2,708,073
---------------------------------------------------------------------------------------------------
                                                                                         49,009,434
---------------------------------------------------------------------------------------------------
                   Industrials--12.5%
          12,480 * Advisory Board Company                                                   594,922
          71,770   Boeing Company                                                         5,041,125
          28,700   C. H. Robinson Worldwide, Inc.                                         1,062,761
           9,200   Corporate Executive Board Company                                        825,240
          23,980 * Corrections Corporation of America                                     1,078,381
          57,140   Danaher Corporation                                                    3,187,269
          15,100   Equifax, Inc.                                                            574,102
          14,900   Expeditors International of Washington, Inc.                           1,005,899
          27,600   Fastenal Company                                                       1,081,644
          35,860   General Dynamics Corporation                                           4,089,833
          75,130   General Electric Company                                               2,633,306
          21,300   Gol-Linhas Aereas Inteligentes SA (ADR)                                  600,873
           8,990 * Jacobs Engineering Group, Inc.                                           610,151
          35,595   Knight Transportation, Inc.                                              737,884
          25,900 * Monster Worldwide, Inc.                                                1,057,238
          32,600   Robert Half International, Inc.                                        1,235,214
          10,290 * Stericycle, Inc.                                                         605,875
---------------------------------------------------------------------------------------------------
                                                                                         26,021,717
---------------------------------------------------------------------------------------------------
                   Information Technology--29.9%
          76,150   Adobe Systems, Inc.                                                    2,814,504
          72,700 * Altera Corporation                                                     1,347,131
          44,340 * Apple Computer, Inc.                                                   3,187,603
          25,720 * aQuantive, Inc.                                                          649,173
          22,900 * Cognizant Technology Solutions Corporation - Class "A"                 1,153,015
          26,600 * Cognos, Inc.                                                             923,286
         121,540 * Electronic Arts, Inc.                                                  6,357,757
          19,000 * Equinix, Inc.                                                            774,440
          14,530 * F5 Networks, Inc.                                                        830,971
          23,700 * Foundry Networks, Inc.                                                   327,297
           9,530 * Google, Inc. - Class "A"                                               3,953,616
          45,400 * Jabil Circuit, Inc.                                                    1,683,886
          33,100   Linear Technology Corporation                                          1,193,917
          25,740 * Logitech International SA (ADR)                                        1,203,860
          12,680 * Microsemi Corporation                                                    350,729
         176,480   Microsoft Corporation                                                  4,614,952
         244,260 * Network Appliance, Inc.                                                6,595,020
          33,700 * NVIDIA Corporation                                                     1,232,072
         121,680 * Opsware, Inc.                                                            826,207
         131,070   QUALCOMM, Inc.                                                         5,646,496
          99,030 * Red Hat, Inc.                                                          2,697,577
          46,300 * Redback Networks, Inc.                                                   650,978
          16,160 * Salesforce.com, Inc.                                                     517,928
          19,300 * SanDisk Corporation                                                    1,212,426
          27,335 * THQ, Inc.                                                                651,940
          48,390 * VeriFone Holdings, Inc.                                                1,224,267
         210,210 * Yahoo!, Inc.                                                           8,236,028
          28,000 * Zebra Technologies Corporation - Class "A"                             1,199,800
---------------------------------------------------------------------------------------------------
                                                                                         62,056,876
---------------------------------------------------------------------------------------------------
                   Other--.3%
           8,490   iShares Russell 2000 Growth Index                                        591,074
---------------------------------------------------------------------------------------------------
                   Telecommunication Services--1.1%
          38,150 * Alamosa Holdings, Inc.                                                   709,972
          55,600 * American Tower Corporation - Class "A"                                 1,506,760
---------------------------------------------------------------------------------------------------
                                                                                          2,216,732
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $163,660,225)                                        200,039,639
---------------------------------------------------------------------------------------------------
                   REPURCHASE AGREEMENT--3.3%
          $6,851M  UBS Securities, 3.5%, dated 12/30/05, to be
                     repurchased at $6,853,664 on 1/3/06
                     (collateralized by U.S. Treasury Bonds,
                     7.875%, 2/15/21, valued at $6,933,887)
                     (cost $6,851,000)                                                    6,851,000
---------------------------------------------------------------------------------------------------
Total Value of Investments  (cost $170,511,225)                                99.6%    206,890,639
Other Assets, Less Liabilities                                                   .4         857,779
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $207,748,418
===================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR American Depositary Receipts

  At December 31, 2005, the cost of investments for federal income tax purposes was $171,150,561. Accumulated net unrealized appreciation on investments was $35,740,078, consisting of $36,907,564 gross unrealized appreciation and $1,167,486 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
December 31, 2005

---------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount    Security                                                                  Value
---------------------------------------------------------------------------------------------------
                    COMMON STOCKS--98.2%
                    Consumer Discretionary--14.4%
          63,000    BorgWarner, Inc.                                                     $3,819,690
          70,000  * Chico's FAS, Inc.                                                     3,075,100
         140,000    Claire's Stores, Inc.                                                 4,090,800
          97,000  * Coach, Inc.                                                           3,233,980
         140,000    Dollar General Corporation                                            2,669,800
         110,000  * Eddie Bauer Holdings, Inc.                                            1,650,000
         125,000  * Fossil, Inc.                                                          2,688,750
         115,000  * Helen of Troy, Ltd.                                                   1,852,650
          40,000  * Hovnanian Enterprises, Inc. - Class "A"                               1,985,600
          90,000    Kenneth Cole Productions, Inc. - Class "A"                            2,295,000
         120,000    Leggett & Platt, Inc.                                                 2,755,200
          30,000    M.D.C. Holdings, Inc.                                                 1,859,400
         130,000    Movado Group, Inc.                                                    2,379,000
         100,000  * Office Depot, Inc.                                                    3,140,000
         150,000    Orient-Express Hotels, Ltd.                                           4,728,000
         155,000  * Pacific Sunwear of California, Inc.                                   3,862,600
          55,000    Polo Ralph Lauren Corporation - Class "A"                             3,087,700
         250,000  * Prestige Brands Holdings, Inc.                                        3,125,000
          75,000    Regis Corporation                                                     2,892,750
          85,000    Tiffany & Company                                                     3,254,650
          75,000  * Timberland Company - Class "A"                                        2,441,250
         120,000    Tupperware Corporation                                                2,688,000
         110,000  * Warnaco Group, Inc. - Class "A"                                       2,939,200
         160,000    Westwood One, Inc.                                                    2,608,000
---------------------------------------------------------------------------------------------------
                                                                                         69,122,120
---------------------------------------------------------------------------------------------------
                    Consumer Staples--3.3%
          60,000    Alberto-Culver Company                                                2,745,000
          33,000    Altria Group, Inc.                                                    2,465,760
         125,000  * Elizabeth Arden, Inc.                                                 2,507,500
          90,000  * Herbalife, Ltd.                                                       2,926,800
         150,000    Nu Skin Enterprises, Inc. - Class "A"                                 2,637,000
          85,000    Tootsie Roll Industries, Inc.                                         2,459,050
---------------------------------------------------------------------------------------------------
                                                                                         15,741,110
---------------------------------------------------------------------------------------------------
                    Energy--12.6%
          42,500    Anadarko Petroleum Corporation                                        4,026,875
         210,000    Chesapeake Energy Corporation                                         6,663,300
          90,000    EOG Resources, Inc.                                                   6,603,300
          65,000    GlobalSantaFe Corporation                                             3,129,750
         165,000  * Grant Prideco, Inc.                                                   7,279,800
          80,000    Patterson-UTI Energy, Inc.                                            2,636,000
          80,000    Suncor Energy, Inc.                                                   5,050,400
          90,000  * Swift Energy Company                                                  4,056,300
         120,000    Talisman Energy, Inc.                                                 6,345,600
          77,500  * Transocean, Inc.                                                      5,400,975
         100,000  * Weatherford International, Ltd.                                       3,620,000
         134,000    XTO Energy, Inc.                                                      5,887,960
---------------------------------------------------------------------------------------------------
                                                                                         60,700,260
---------------------------------------------------------------------------------------------------
                    Financials--14.4%
          65,000    A.G. Edwards, Inc.                                                    3,045,900
          37,500    Ambac Financial Group, Inc.                                           2,889,750
         110,000    Aspen Insurance Holdings, Ltd.                                        2,603,700
          30,000    Bear Stearns Companies, Inc.                                          3,465,900
          60,000    Brookline Bancorp, Inc.                                                 850,200
          52,000    Citigroup, Inc.                                                       2,523,560
          35,000    City National Corporation                                             2,535,400
         135,000    Colonial BancGroup, Inc.                                              3,215,700
         115,000  * Conseco, Inc.                                                         2,664,550
          90,000    Endurance Specialty Holdings, Ltd.                                    3,226,500
         123,000    Hub International, Ltd.                                               3,173,400
         175,000    Janus Capital Group, Inc.                                             3,260,250
          13,000    Legg Mason, Inc.                                                      1,555,970
         175,000    NewAlliance Bancshares, Inc.                                          2,544,500
         140,000    North Fork Bancorporation, Inc.                                       3,830,400
          65,000    PMI Group, Inc.                                                       2,669,550
          70,000    Protective Life Corporation                                           3,063,900
         125,000    Provident Financial Services, Inc.                                    2,313,750
          46,000    Radian Group, Inc.                                                    2,695,140
          45,000    SAFECO Corporation                                                    2,542,500
          84,200    South Financial Group, Inc.                                           2,318,868
         201,000    Sovereign Bancorp, Inc.                                               4,345,620
          85,000    TD Banknorth, Inc.                                                    2,469,250
         135,000    Waddell & Reed Financial, Inc. - Class "A"                            2,830,950
          35,000    Zions Bancorporation                                                  2,644,600
---------------------------------------------------------------------------------------------------
                                                                                         69,279,808
---------------------------------------------------------------------------------------------------
                    Health Care--16.9%
          50,000    Aetna, Inc.                                                           4,715,500
         145,000  * Andrx Corporation                                                     2,388,150
         135,000  * Aspreva Pharmaceuticals Corporation                                   2,122,200
          45,000    Beckman Coulter, Inc.                                                 2,560,500
          67,000    Biomet, Inc.                                                          2,450,190
         110,000  * Caremark Rx, Inc.                                                     5,696,900
          54,000  * Charles River Laboratories International, Inc.                        2,287,980
          72,500  * Coley Pharmaceuticals Group, Inc.                                     1,099,100
          75,000  * Community Health Systems, Inc.                                        2,875,500
          42,500    Cooper Companies, Inc.                                                2,180,250
          50,000    DENTSPLY International, Inc.                                          2,684,500
         295,000  * Exelixis, Inc.                                                        2,778,900
          53,000  * Fisher Scientific International, Inc.                                 3,278,580
          65,000  * Gilead Sciences, Inc.                                                 3,420,950
          85,000  * Henry Schein, Inc.                                                    3,709,400
         245,000  * Human Genome Sciences, Inc.                                           2,097,200
          65,000  * Humana, Inc.                                                          3,531,450
         150,000  * Idenix Pharmaceuticals, Inc.                                          2,566,500
          52,500  * Laboratory Corporation of America Holdings                            2,827,125
          48,000  * Medco Health Solutions, Inc.                                          2,678,400
          63,000  * Neurocrine Biosciences, Inc.                                          3,951,990
         160,000  * Noven Pharmaceuticals, Inc.                                           2,420,800
         190,000    Option Care, Inc.                                                     2,538,400
         115,000  * Thermo Electron Corporation                                           3,464,950
          68,500  * Triad Hospitals, Inc.                                                 2,687,255
          67,500  * Waters Corporation                                                    2,551,500
          75,000  * WellPoint, Inc.                                                       5,984,250
---------------------------------------------------------------------------------------------------
                                                                                         81,548,420
---------------------------------------------------------------------------------------------------
                    Industrials--11.7%
          65,000    American Standard Companies, Inc.                                     2,596,750
          45,000    Avery Dennison Corporation                                            2,487,150
          70,000    Briggs & Stratton Corporation                                         2,715,300
         187,000    Chicago Bridge & Iron Company NV - NY Shares                          4,714,270
          55,000  * ChoicePoint, Inc.                                                     2,448,050
          41,000    FedEx Corporation                                                     4,238,990
          97,000  * Gardner Denver, Inc.                                                  4,782,100
          50,000    Harsco Corporation                                                    3,375,500
          65,000    IDEX Corporation                                                      2,672,150
         150,000  * K&F Industries Holdings, Inc.                                         2,304,000
         150,000    Knoll, Inc.                                                           2,566,500
          32,000    L-3 Communications Holdings, Inc.                                     2,379,200
          67,000    Manpower, Inc.                                                        3,115,500
          90,000    Masco Corporation                                                     2,717,100
          75,000  * Mobile Mini, Inc.                                                     3,555,000
          75,000    Northrop Grumman Corporation                                          4,508,250
          95,000    Regal-Beloit Corporation                                              3,363,000
         100,000  * Williams Scotsman International, Inc.                                 1,731,000
---------------------------------------------------------------------------------------------------
                                                                                         56,269,810
---------------------------------------------------------------------------------------------------
                    Information Technology--13.3%
         113,000    Amphenol Corporation - Class "A"                                      5,001,380
          95,000  * Avocent Corporation                                                   2,583,050
         125,000  * Comverse Technology, Inc.                                             3,323,750
          50,000  * DST Systems, Inc.                                                     2,995,500
         130,000  * Electronics for Imaging, Inc.                                         3,459,300
          71,250    Fair Isaac Corporation                                                3,147,113
         220,000  * Ingram Micro, Inc. - Class "A"                                        4,384,600
          80,000  * International Rectifier Corporation                                   2,552,000
         115,000    Intersil Corporation - Class "A"                                      2,861,200
          55,000  * Intuit, Inc.                                                          2,931,500
         140,000  * Manhattan Associates, Inc.                                            2,867,200
         110,000  * McAfee, Inc.                                                          2,984,300
          80,000  * Novellus Systems, Inc.                                                1,929,600
         120,000  * Palm, Inc.                                                            3,816,000
         160,000  * Paxar Corporation                                                     3,140,800
         220,000  * Polycom, Inc.                                                         3,366,000
         165,000  * Sybase, Inc.                                                          3,606,900
         220,000  * Tekelec                                                               3,058,000
          65,000  * Varian Semiconductor Equipment Associates, Inc.                       2,855,450
         140,000  * VeriSign, Inc.                                                        3,068,800
---------------------------------------------------------------------------------------------------
                                                                                         63,932,443
---------------------------------------------------------------------------------------------------
                    Materials--4.1%
          80,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                      4,304,000
          85,000    Louisiana-Pacific Corporation                                         2,334,950
          70,000    Lubrizol Corporation                                                  3,040,100
          90,000    MeadWestvaco Corporation                                              2,522,700
          50,000    Praxair, Inc.                                                         2,648,000
         205,000    Sappi, Ltd. (ADR)                                                     2,322,650
          45,000    Sigma-Aldrich Corporation                                             2,848,050
---------------------------------------------------------------------------------------------------
                                                                                         20,020,450
---------------------------------------------------------------------------------------------------
                    Other--4.0%
         142,500    MidCap SPDR Trust - Series "1"                                       19,183,350
---------------------------------------------------------------------------------------------------
                    Utilities--3.5%
         100,000    AGL Resources, Inc.                                                   3,481,000
          55,000    Consolidated Edison, Inc.                                             2,548,150
         100,000    Equitable Resources, Inc.                                             3,669,000
          90,000    SCANA Corporation                                                     3,544,200
          90,000    Wisconsin Energy Corporation                                          3,515,400
---------------------------------------------------------------------------------------------------
                                                                                         16,757,750
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $357,932,317)                                        472,555,521
---------------------------------------------------------------------------------------------------
                    SHORT-TERM CORPORATE NOTES--1.9%
                    General Electric Capital Corp.:
          $2,000M       4.23%, 1/6/06                                                     1,998,588
           3,700M       4.29%, 1/9/06                                                     3,696,030
           1,000M   Prudential Funding Corp., 4.24%, 1/3/06                                 999,647
           2,500M   Toyota Motor Credit Corp., 4.25%, 1/18/06                             2,494,682
---------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $9,188,947)                               9,188,947
---------------------------------------------------------------------------------------------------
Total Value of Investments (cost $367,121,264)                                100.1%    481,744,468
Excess of Liabilities Over Other Assets                                         (.1)       (314,315)
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $481,430,153
===================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

  At December 31, 2005, the cost of investments for federal income tax purposes was $367,133,648.
  Accumulated net unrealized appreciation on investments was $114,610,820, consisting of
  $124,593,530 gross unrealized appreciation and $9,982,710 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FIRST INVESTORS SPECIAL SITUATIONS FUND
December 31, 2005

---------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount    Security                                                                  Value
---------------------------------------------------------------------------------------------------
                    COMMON STOCKS--95.6%
                    Consumer Discretionary--11.1%
           1,700    Cadmus Communications Corporation                                       $34,221
         143,400    Catalina Marketing Corporation                                        3,635,190
         134,500    Dillard's, Inc. - Class "A"                                           3,338,290
           2,000    Ethan Allen Interiors, Inc.                                              73,060
         133,600  * JAKKS Pacific, Inc.                                                   2,797,584
         214,700    Journal Communications, Inc.                                          2,995,065
          57,450    Media General, Inc. - Class "A"                                       2,912,715
         175,500  * Payless ShoeSource, Inc.                                              4,405,050
           9,025    Pre-Paid Legal Services, Inc.                                           344,845
           6,625  * ProQuest Company                                                        184,904
         158,925    RadioShack Corporation                                                3,342,193
           4,000  * Rent-A-Center, Inc.                                                      75,440
          95,200  * Scholastic Corporation                                                2,714,152
---------------------------------------------------------------------------------------------------
                                                                                         26,852,709
---------------------------------------------------------------------------------------------------
                    Consumer Staples--8.4%
         125,700    Chiquita Brands International, Inc.                                   2,515,257
         112,950    Church & Dwight Co., Inc.                                             3,730,738
         162,900    Flower Foods, Inc.                                                    4,489,524
         105,000    Hormel Foods Corporation                                              3,431,400
          79,800    Lancaster Colony Corporation                                          2,956,590
         114,033    Tootsie Roll Industries, Inc.                                         3,298,975
---------------------------------------------------------------------------------------------------
                                                                                         20,422,484
---------------------------------------------------------------------------------------------------
                    Energy--5.0%
         145,700  * Denbury Resources, Inc.                                               3,319,046
         206,300  * Parker Drilling Company                                               2,234,229
           1,400  * SEACOR Holdings, Inc.                                                    95,340
          54,900  * Swift Energy Company                                                  2,474,343
          64,200    Tesoro Corporation                                                    3,951,510
---------------------------------------------------------------------------------------------------
                                                                                         12,074,468
---------------------------------------------------------------------------------------------------
                    Financials--2.3%
           8,275    21st Century Insurance Group                                            133,889
          64,200    Commerce Bancorp, Inc.                                                2,209,122
         105,850    HCC Insurance Holdings, Inc.                                          3,141,628
           4,400    IPC Holdings, Ltd.                                                      120,472
---------------------------------------------------------------------------------------------------
                                                                                          5,605,111
---------------------------------------------------------------------------------------------------
                    Health Care--8.5%
         142,100  * AmSurg Corporation                                                    3,248,406
         420,700  * BioScrip, Inc.                                                        3,172,078
          76,600  * Humana, Inc.                                                          4,161,678
          79,900  * Lincare Holdings, Inc.                                                3,348,609
         102,200  * Magellan Health Services, Inc. - Class "A"                            3,214,190
         133,400    West Pharmaceutical Services, Inc.                                    3,339,002
---------------------------------------------------------------------------------------------------
                                                                                         20,483,963
---------------------------------------------------------------------------------------------------
                    Industrials--23.4%
         192,600    Angelica Corporation                                                  3,185,604
          15,100    Apogee Enterprises, Inc.                                                244,922
          60,000    Carlisle Companies, Inc.                                              4,149,000
         115,200    CLARCOR, Inc.                                                         3,422,592
          57,400    Curtiss-Wright Corporation                                            3,134,040
           3,600    ElkCorp                                                                 121,176
          70,000    HNI Corporation                                                       3,845,100
          63,800  * Jacobs Engineering Group, Inc.                                        4,330,106
          86,200    John H. Harland Company                                               3,241,120
         168,700  * Kansas City Southern, Inc.                                            4,121,341
          98,900  * NCI Building Systems, Inc.                                            4,201,272
         158,700    Stewart & Stevenson Services, Inc.                                    3,353,331
         109,000    United Industrial Corporation                                         4,509,330
         118,600    Wabtec Corporation                                                    3,190,340
          70,400  * Washington Group International, Inc.                                  3,729,088
         135,825    Watson Wyatt & Company Holdings - Class "A"                           3,789,517
          48,000    Woodward Governor Company                                             4,128,480
---------------------------------------------------------------------------------------------------
                                                                                         56,696,359
---------------------------------------------------------------------------------------------------
                    Information Technology--22.3%
         161,650  * Avnet, Inc.                                                           3,869,901
         239,400    AVX Corporation                                                       3,466,512
         119,900  * Cabot Microelectronics Corporation                                    3,516,667
         136,400  * Checkpoint Systems, Inc.                                              3,362,260
         242,700  * Convergys Corporation                                                 3,846,795
          83,100    Imation Corporation                                                   3,828,417
          97,900  * Intergraph Corporation                                                4,876,399
         191,600  * MEMC Electronic Materials, Inc.                                       4,247,772
         184,100    MoneyGram International, Inc.                                         4,801,328
         371,250  * Overland Storage, Inc.                                                2,977,425
          75,700  * Rogers Corporation                                                    2,965,926
         190,425    Sabre Holdings Corporation - Class "A"                                4,591,147
         430,200  * Tyler Technologies, Inc.                                              3,777,156
          89,900  * Varian Semiconductor Equipment Associates, Inc.                       3,949,307
---------------------------------------------------------------------------------------------------
                                                                                         54,077,012
---------------------------------------------------------------------------------------------------
                    Materials--4.6%
          70,200    AptarGroup, Inc.                                                      3,664,440
          98,500    Commercial Metals Company                                             3,697,690
          30,400    Eagle Materials, Inc.                                                 3,719,744
           6,400    NN, Inc.                                                                 67,840
---------------------------------------------------------------------------------------------------
                                                                                         11,149,714
---------------------------------------------------------------------------------------------------
                    Telecommunication Services--4.4%
         105,300    CenturyTel, Inc.                                                      3,491,748
         430,900  * Premiere Global Services, Inc.                                        3,503,217
         107,775    Telephone & Data Systems, Inc. -  Special Shares                      3,730,093
---------------------------------------------------------------------------------------------------
                                                                                         10,725,058
---------------------------------------------------------------------------------------------------
                    Utilities--5.6%
         121,300    Atmos Energy Corporation                                              3,173,208
         261,800  * CMS Energy Corporation                                                3,798,718
         185,200    Duquesne Light Holdings, Inc.                                         3,022,464
         160,100    Pepco Holdings, Inc.                                                  3,581,437
---------------------------------------------------------------------------------------------------
                                                                                         13,575,827
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $210,507,968)                                        231,662,705
---------------------------------------------------------------------------------------------------
                    SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--4.1%
          $9,900M   Federal Home Loan Bank, 3.4%, 1/3/06 (cost $9,897,195)                9,897,195
---------------------------------------------------------------------------------------------------
Total Value of Investments (cost $220,405,163)                                 99.7%    241,559,900
Other Assets, Less Liabilities                                                   .3         597,856
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $242,157,756
===================================================================================================

* Non-income producing

  At December 31, 2005, the cost of investments for federal income tax purposes was $220,406,513.
  Accumulated net unrealized appreciation on investments was $21,153,387, consisting of
  $29,889,268 gross unrealized appreciation and $8,735,881 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS FOCUSED EQUITY FUND
December 31, 2005

---------------------------------------------------------------------------------------------------
       Shares or
       Principal
          Amount    Security                                                                  Value
---------------------------------------------------------------------------------------------------
                    COMMON STOCKS--99.3%
                    Consumer Discretionary--8.7%
          19,800  * Kohl's Corporation                                                     $962,280
          15,400    Lowe's Companies, Inc.                                                1,026,564
         123,500    Time Warner, Inc.                                                     2,153,840
          25,500    Viacom, Inc. - Class "B"                                                831,300
---------------------------------------------------------------------------------------------------
                                                                                          4,973,984
---------------------------------------------------------------------------------------------------
                    Consumer Staples--9.7%
          23,300    Altria Group, Inc.                                                    1,740,976
          25,500    PepsiCo, Inc.                                                         1,506,540
          39,600    Procter & Gamble Company                                              2,292,048
---------------------------------------------------------------------------------------------------
                                                                                          5,539,564
---------------------------------------------------------------------------------------------------
                    Energy--8.8%
          30,800    ConocoPhillips                                                        1,791,944
           8,900    GlobalSantaFe Corporation                                               428,535
          24,500    Noble Energy, Inc.                                                      987,350
          18,700    Schlumberger, Ltd.                                                    1,816,705
---------------------------------------------------------------------------------------------------
                                                                                          5,024,534
---------------------------------------------------------------------------------------------------
                    Financials--18.7%
          14,500    ACE, Ltd.                                                               774,880
          13,820    American International Group, Inc.                                      942,939
          49,500    Bank of America Corporation                                           2,284,425
          38,400    Citigroup, Inc.                                                       1,863,552
          13,100    Golden West Financial Corporation                                       864,600
          17,300    Merrill Lynch & Company, Inc.                                         1,171,729
          13,500    MetLife, Inc.                                                           661,500
          21,784    St. Paul Travelers Companies, Inc.                                      973,091
          20,300    State Street Corporation                                              1,125,432
---------------------------------------------------------------------------------------------------
                                                                                         10,662,148
---------------------------------------------------------------------------------------------------
                    Health Care--16.6%
          22,600    Abbott Laboratories                                                     891,118
          20,500  * Amgen, Inc.                                                           1,616,630
          15,600    Eli Lilly & Company                                                     882,804
          10,300  * Genzyme Corporation                                                     729,034
          30,100    Medtronic, Inc.                                                       1,732,857
          24,500    Sanofi-Aventis (ADR)                                                  1,075,550
          46,900    Schering-Plough Corporation                                             977,865
          19,000  * WellPoint, Inc.                                                       1,516,010
---------------------------------------------------------------------------------------------------
                                                                                          9,421,868
---------------------------------------------------------------------------------------------------
                    Industrials--11.7%
          11,800    Boeing Company                                                          828,832
          58,100    General Electric Company                                              2,036,405
          17,700    Ingersoll-Rand Company - Class "A"                                      714,549
          11,900    Lockheed Martin Corporation                                             757,197
          24,800    United Technologies Corporation                                       1,386,568
          30,100    Waste Management, Inc.                                                  913,535
---------------------------------------------------------------------------------------------------
                                                                                          6,637,086
---------------------------------------------------------------------------------------------------
                    Information Technology--18.6%
          17,200    Analog Devices, Inc.                                                    616,964
          18,600    Automatic Data Processing, Inc.                                         853,554
          30,600  * Cisco Systems, Inc.                                                     523,872
          46,600  * Corning, Inc.                                                           916,156
          16,800  * Dell, Inc.                                                              503,832
          27,000  * EMC Corporation                                                         367,740
          23,600    First Data Corporation                                                1,015,036
           1,600  * Google, Inc. - Class "A"                                                663,776
         106,200    Microsoft Corporation                                                 2,777,130
           7,700    Motorola, Inc.                                                          173,943
          16,100    Texas Instruments, Inc.                                                 516,327
          41,300  * Yahoo!, Inc.                                                          1,618,134
---------------------------------------------------------------------------------------------------
                                                                                         10,546,464
---------------------------------------------------------------------------------------------------
                    Materials--4.0%
          18,800    Du Pont (E.I.) de Nemours & Company                                     799,000
          19,300    Newmont Mining Corporation                                            1,030,620
           2,400    Rio Tinto PLC (ADR)                                                     438,696
---------------------------------------------------------------------------------------------------
                                                                                          2,268,316
---------------------------------------------------------------------------------------------------
                    Telecommunication Services--2.5%
          60,021    Sprint Nextel Corporation                                             1,402,090
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $50,083,184)                                          56,476,054
---------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT--.6%
            $326M   UBS Securities, 3.5%, dated 12/30/05 to be
                      repurchased at $326,127 in 1/3/06
                      (collateralized by U.S. Treasury Bonds,
                      5.25%, 11/15/28, valued at $330,713)
                      (cost $326,000)                                                       326,000
---------------------------------------------------------------------------------------------------
Total Value of Investments (cost $50,409,184)                                  99.9%     56,802,054
Other Assets, Less Liabilities                                                   .1          46,934
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%    $56,848,988
===================================================================================================

* Non-income producing

Summary of Abbreviations:
ADR  American Depositary Receipts


At December 31, 2005, the cost of investments for federal income tax purposes was $50,437,947.
Accumulated net unrealized appreciation on investments was $6,364,107, consisting of
$8,341,202 gross unrealized appreciation and $1,977,095 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 2005

---------------------------------------------------------------------------------------------------
         Shares,
     Warrants or
       Principal
          Amount     Security                                                                 Value
---------------------------------------------------------------------------------------------------
                     COMMON STOCKS--98.8%
                     United States--48.6%
           36,600    Abbott Laboratories                                                 $1,443,138
           13,300    Abercrombie & Fitch Company - Class "A"                                866,894
           27,900    ACE, Ltd.                                                            1,490,976
           26,200    Adobe Systems, Inc.                                                    968,352
           72,800  * Alamosa Holdings, Inc.                                               1,354,808
           29,400    Alcoa, Inc.                                                            869,357
           38,700    Altria Group, Inc.                                                   2,891,664
           38,900  * Amdocs, Ltd.                                                         1,069,750
           22,353    American International Group, Inc.                                   1,525,145
           33,200  * Amgen, Inc.                                                          2,618,152
           16,400    Anheuser-Busch Companies, Inc.                                         704,544
           80,200    Bank of America Corporation                                          3,701,230
           22,500    Biomet, Inc.                                                           822,825
           19,100    Boeing Company                                                       1,341,584
           14,900    Caterpillar, Inc.                                                      860,773
           18,800    Chubb Corporation                                                    1,835,820
           49,600  * Cisco Systems, Inc.                                                    849,152
           62,249    Citigroup, Inc.                                                      3,020,944
           20,500    CNF, Inc.                                                            1,145,745
           34,300  * Comcast Corporation - Special Class "A"                                881,167
           38,300    ConocoPhillips                                                       2,228,294
          136,700  * Corning, Inc.                                                        2,687,522
           27,600  * Dell, Inc.                                                             827,724
           30,700    DuPont (E.I.) de Nemours & Company                                   1,304,750
           55,900  * E*TRADE Financial Corporation                                        1,166,074
           24,900    Eli Lilly & Company                                                  1,409,091
           43,300  * EMC Corporation                                                        589,746
           23,400    Exxon Mobil Corporation                                              1,314,378
           31,800    First Data Corporation                                               1,367,718
           17,400  * Fisher Scientific International, Inc.                                1,076,364
           98,400    General Electric Company                                             3,448,920
           30,100  * Genzyme Corporation                                                  2,130,478
           14,200    GlobalSantaFe Corporation                                              683,730
           22,000    Golden West Financial Corporation                                    1,452,000
            1,700  * Google, Inc. - Class "A"                                               705,262
           12,400  * Health Net, Inc.                                                       639,220
           47,800    Hilton Hotels Corporation                                            1,152,458
           22,400    Ingersoll-Rand Company - Class "A"                                     904,288
           50,760    Intel Corporation                                                    1,266,970
           32,400  * Kohl's Corporation                                                   1,574,640
           19,100    Lockheed Martin Corporation                                          1,215,333
           16,500    Loews Corporation - Carolina Group                                     725,835
           24,900    Lowe's Companies, Inc.                                               1,659,834
           29,900    Market 2000+ Holders Trust                                           1,577,823
           51,400    Medtronic, Inc.                                                      2,959,098
           27,500    Merrill Lynch & Company, Inc.                                        1,862,575
           39,300    Michaels Stores, Inc.                                                1,390,041
           40,800    Microchip Technology, Inc.                                           1,311,720
          169,100    Microsoft Corporation                                                4,421,965
           12,400    Motorola, Inc.                                                         280,116
            9,200  * National-Oilwell Varco, Inc.                                           576,840
           42,000    Newmont Mining Corporation                                           2,242,800
           90,800    Noble Energy, Inc.                                                   3,659,240
           20,900    Northern Trust Corporation                                           1,083,038
            6,200    Omnicare, Inc.                                                         354,764
           14,900    Paychex, Inc.                                                          567,988
           42,400    PepsiCo, Inc.                                                        2,504,992
           29,025    Pfizer, Inc.                                                           676,862
           17,300    Precision Castparts Corporation                                        896,313
           67,700    Procter & Gamble Company                                             3,918,476
          114,000  * Qwest Communications International, Inc.                               644,100
           75,500    Schering-Plough Corporation                                          1,574,175
           21,700    Schlumberger, Ltd.                                                   2,108,155
           25,700    Simon Property Group, Inc. (REIT)                                    1,969,391
           97,079    Sprint Nextel Corporation                                            2,267,765
           41,025    St. Paul Travelers Companies, Inc.                                   1,832,587
           33,300    State Street Corporation                                             1,846,152
           26,400    Texas Instruments, Inc.                                                846,648
           12,900    Textron, Inc.                                                          993,042
          198,500    Time Warner, Inc.                                                    3,461,840
           41,400    TXU Corporation                                                      2,077,866
           40,300    United Technologies Corporation                                      2,253,173
           45,000    Viacom, Inc. - Class "B"                                             1,467,000
           19,700    Vulcan Materials Company                                             1,334,675
           63,500    Waste Management, Inc.                                               1,927,225
           32,000  * WellPoint, Inc.                                                      2,553,280
           66,900  * Yahoo!, Inc.                                                         2,621,142
---------------------------------------------------------------------------------------------------
                                                                                        123,855,516
---------------------------------------------------------------------------------------------------
                     Japan--12.5%
           37,100    Canon, Inc.                                                          2,168,855
           56,000  * Daiichi Sankyo Company, Ltd.                                         1,079,387
              326    East Japan Railway Company                                           2,239,990
           52,800    Eisai Company, Ltd.                                                  2,214,352
           44,100    Electric Power Development Company, Ltd.                             1,513,217
               54    Japan Tobacco, Inc.                                                    786,919
          289,000    Mitsubishi Heavy Industries, Ltd.                                    1,273,236
              320    Mitsubishi Tokyo Financial Group, Inc.                               4,333,542
              447    Nippon Telegraph & Telephone Corporation                             2,029,925
          298,000    Obayashi Corporation                                                 2,194,035
           39,650    Promise Company, Ltd.                                                2,637,063
           56,300  * Seven & I Holdings Company, Ltd.                                     2,408,837
           66,000    Shinsei Bank, Ltd.                                                     381,361
           83,000    Shionogi & Company, Ltd.                                             1,168,034
           33,200    Sony Corporation                                                     1,355,791
           23,200    Takeda Pharmaceutical Company, Ltd.                                  1,254,054
           41,180    Takefuji Corporation                                                 2,794,644
---------------------------------------------------------------------------------------------------
                                                                                         31,833,242
---------------------------------------------------------------------------------------------------
                     Switzerland--6.9%
           47,857    Credit Suisse Group - Registered                                     2,432,884
           18,039    Nestle SA - Registered                                               5,379,056
           12,789    Roche Holding AG - Genusscheine                                      1,914,541
           64,100    UBS AG - Registered                                                  6,084,381
            8,227  * Zurich Financial Services AG - Registered                            1,747,836
---------------------------------------------------------------------------------------------------
                                                                                         17,558,698
---------------------------------------------------------------------------------------------------
                     United Kingdom--6.9%
           76,485    AstraZeneca PLC                                                      3,714,611
          345,254    EMI Group PLC                                                        1,437,324
           64,993    Imperial Tobacco Group PLC                                           1,938,075
          129,810    Reckitt Benckiser PLC                                                4,278,716
           49,048    Rio Tinto PLC                                                        2,235,578
           60,314    Royal Bank of Scotland Group PLC                                     1,817,186
          969,824    Vodafone Group PLC                                                   2,089,492
---------------------------------------------------------------------------------------------------
                                                                                         17,510,982
---------------------------------------------------------------------------------------------------
                     France--6.4%
           42,091  * Electricite de France                                                1,587,759
           27,699    Essilor International SA                                             2,228,257
           26,746    LVMH Moet Hennessy Louis Vuitton SA                                  2,367,698
           42,287    PSA Peugeot Citroen                                                  2,429,141
           27,469    Sanofi-Aventis                                                       2,397,681
           21,405    Total SA                                                             5,357,688
---------------------------------------------------------------------------------------------------
                                                                                         16,368,224
---------------------------------------------------------------------------------------------------
                     Italy--2.6%
          676,697    Banca Intesa SpA                                                     3,571,940
          461,695    UniCredito Italiano SpA                                              3,169,531
---------------------------------------------------------------------------------------------------
                                                                                          6,741,471
---------------------------------------------------------------------------------------------------
                     Netherlands--2.0%
          237,388  * Koninklijke Ahold NV                                                 1,772,472
          106,479    Koninklijke (Royal) Philips Electronics NV                           3,296,933
---------------------------------------------------------------------------------------------------
                                                                                          5,069,405
---------------------------------------------------------------------------------------------------
                     Canada--1.8%
           56,800    Alcan, Inc.                                                          2,313,039
           20,700    Cameco Corporation                                                   1,312,173
           22,900    Canadian Pacific Railway, Ltd.                                         956,462
---------------------------------------------------------------------------------------------------
                                                                                          4,581,674
---------------------------------------------------------------------------------------------------
                     Spain--1.5%
          214,886    Banco Bilbao Vizcaya Argentaria SA                                   3,822,313
---------------------------------------------------------------------------------------------------
                     Taiwan--1.2%
           72,135    AU Optronics Corporation (ADR)                                       1,082,746
          111,600    Chunghwa Telecom Company, Ltd. (ADR)                                 2,047,860
---------------------------------------------------------------------------------------------------
                                                                                          3,130,606
---------------------------------------------------------------------------------------------------
                     Germany--1.2%
           29,534    E.ON AG                                                              3,046,832
---------------------------------------------------------------------------------------------------
                     Australia--1.2%
          269,856    Santos, Ltd.                                                         2,424,929
           18,400    Woodside Petroleum, Ltd. (ADR)                                         528,961
---------------------------------------------------------------------------------------------------
                                                                                          2,953,890
---------------------------------------------------------------------------------------------------
                     Hong Kong--1.1%
          229,500    Esprit Holdings, Ltd.                                                1,630,924
          130,000    Sun Hung Kai Properties, Ltd.                                        1,265,872
---------------------------------------------------------------------------------------------------
                                                                                          2,896,796
---------------------------------------------------------------------------------------------------
                     Ireland--.8%
           38,500  * Ryanair Holdings PLC (ADR)                                           2,155,615
---------------------------------------------------------------------------------------------------
                     Sweden--.8%
          607,070    Telefonaktiebolaget LM Ericsson AB - Class "B"                       2,082,403
---------------------------------------------------------------------------------------------------
                     Brazil--.7%
           46,000    Companhia Vale Do Rio Doce (ADR)                                     1,892,440
---------------------------------------------------------------------------------------------------
                     Mexico--.7%
           29,600    America Movil SA de CV (ADR) - Series "L"                              866,096
          155,600    Wal-Mart de Mexico SA de CV                                            863,010
---------------------------------------------------------------------------------------------------
                                                                                          1,729,106
---------------------------------------------------------------------------------------------------
                     Russia--.5%
           39,200    Mobile TeleSystems (ADR)                                             1,372,000
---------------------------------------------------------------------------------------------------
                     Denmark--.5%
           23,470    Carlsberg A/S - Class "B"                                            1,254,515
---------------------------------------------------------------------------------------------------
                     Austria--.5%
           30,547    Wienerberger AG                                                      1,217,873
---------------------------------------------------------------------------------------------------
                     China--.4%
        2,018,000    China Petroleum & Chemical Corporation                               1,002,030
---------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $211,354,994)                                        252,075,631
---------------------------------------------------------------------------------------------------
                     WARRANTS--.0%
                     United States
              708  * Lucent Technologies, Inc. (expiring 12/10/07)
                       (cost $0)                                                                400
---------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT--1.1%
           $2,741M   UBS Securities, 3.5%, dated 12/30/05, to be
                       repurchased at $2,742,066 on 1/3/06
                       (collateralized by U.S. Treasury Bonds,
                       5.25%, 2/15/29, valued at $2,780,893)
                       (cost $2,741,000)                                                  2,741,000
---------------------------------------------------------------------------------------------------
Total Value of Investments (cost $214,095,944)                                 99.9%    254,817,031
Other Assets, Less Liabilities                                                   .1         215,546
---------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $255,032,577
===================================================================================================

*Non-income producing

 Summary of Abbreviations:
 ADR  American Depositary Receipts
 REIT  Real Estate Investment Trust

At December 31, 2005, the cost of investments for federal income tax purposes was $214,528,868. Accumulated net unrealized appreciation on investments was $40,288,163, consisting of $43,144,127 gross unrealized appreciation and $2,855,964 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS GLOBAL FUND, INC.
December 31, 2005

Sector diversification of the portfolio was as follows:

---------------------------------------------------------------------------------------------------
                                                                      Percentage
Sector                                                             of Net Assets              Value
---------------------------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology                                              9.3%       $23,594,556
Diversified Financials                                                       9.0         22,927,755
Banks                                                                        8.7         22,249,103
Energy                                                                       8.3         21,196,417
Capital Goods                                                                6.5         16,598,570
Food, Beverage & Tobacco                                                     6.3         16,185,600
Telecommunication Services                                                   5.0         12,672,046
Materials                                                                    4.8         12,192,640
Software & Services                                                          4.6         11,722,177
Health Care Equipment & Services                                             4.2         10,633,808
Technology Hardware & Equipment                                              4.1         10,568,664
Insurance                                                                    3.3          8,432,364
Utilities                                                                    3.2          8,225,674
Household & Personal Products                                                3.2          8,197,192
Media                                                                        2.8          7,247,331
Retailing                                                                    2.8          7,122,333
Consumer Durables & Apparel                                                  2.8          7,020,422
Transportation                                                               2.5          6,497,812
Food & Staples Retailing                                                     2.0          5,044,319
Semiconductors & Semiconductor Equipment                                     1.3          3,425,338
Real Estate                                                                  1.3          3,235,263
Automobiles & Components                                                     1.0          2,429,141
Commercial Service & Supplies                                                0.8          1,927,225
Pooled Vehicle                                                               0.6          1,577,823
Consumer Services                                                            0.4          1,152,458
Repurchase Agreement                                                         1.1          2,741,000
---------------------------------------------------------------------------------------------------
Total Value Of Investments                                                  99.9        254,817,031
Other Assets Less Liabilities                                                 .1            215,546
---------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%      $255,032,577
===================================================================================================


Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  February 28, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  February 28, 2006